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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103          Richmond, Virginia           23226
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            ---------------------------

Date of reporting period:       January 31, 2009
                            ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.2%
   AUTO COMPONENTS - 1.0%
      Autoliv, Inc.                                       33,300   $    612,387
      China Automotive Systems, Inc. (a)                  14,500         43,935
      Exide Technologies (a) (b)                         164,300        596,409
      Federal-Mogul Corporation (a) (b)                  131,075        754,992
      Hawk Corporation - Class A (a) (b)                  39,323        664,165
      Lear Corporation (a) (b)                           207,200        188,552
      Noble International Ltd. (b)                       150,145         49,548
      Shiloh Industries, Inc. (a)                            435          1,000
      Standard Motor Products, Inc.                       72,953        171,440
      Tenneco Automotive, Inc. (a) (b)                   205,750        378,580
      TRW Automotive Holdings Corporation (a) (b)        138,773        428,809
      WABCO Holdings, Inc.                                37,700        563,615
      Wonder Auto Technology, Inc. (a) (b)                43,792         92,401
                                                                   ------------
                                                                      4,545,833
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.3%
      Carriage Services, Inc. (a)                         15,953         35,256
      Coinstar, Inc. (a)                                   8,700        199,926
      Hillenbrand, Inc. (b)                               68,289      1,262,664
      Lincoln Educational Services Corporation (a)         4,387         64,138
      Mac-Gray Corporation (a)                             4,801         29,766
                                                                   ------------
                                                                      1,591,750
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 0.6%
      Ark Restaurants Corporation                            662          6,898
      Einstein Noah Restaurant Group, Inc. (a)            61,374        424,708
      Empire Resorts, Inc. (a)                            26,323         30,798
      International Speedway Corporation - Class A (b)    47,824      1,113,343
      Morton's Restaurant Group, Inc. (a)                 10,200         18,360
      Red Lion Hotels Corporation (a)                     52,862        117,882
      Wendy's/Arby's Group, Inc. - Class A                79,600        401,184
      Wyndham Worldwide Corporation                       89,200        546,796
                                                                   ------------
                                                                      2,659,969
                                                                   ------------
   HOUSEHOLD DURABLES - 1.2%
      Centex Corporation (b)                              65,600        558,256
      D.R. Horton, Inc. (b)                              104,100        620,436
      Harman International Industries, Inc. (b)           32,200        518,098
      KB Home                                             32,400        345,708
      Lennar Corporation - Class A                        64,400        495,236
      Meritage Homes Corporation (a)                      33,600        370,272
      Newell Rubbermaid, Inc.                             69,800        563,984
      Ryland Group, Inc. (The) (b)                        63,600        992,160
      Tempur-Pedic International, Inc.                   171,488      1,200,416
                                                                   ------------
                                                                      5,664,566
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.1%
      1-800-FLOWERS.COM, Inc. - Class A (a)               21,000         52,710
      Liberty Media Corporation Interactive (a)          157,587        494,823
      ValueVision Media, Inc. (a)                         28,700          7,032
                                                                   ------------
                                                                        554,565
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.2% (CONTINUED)
   LEISURE EQUIPMENT & PRODUCTS - 0.1%
      Cybex International, Inc. (a)                        2,800   $      5,068
      Sturm, Ruger & Company, Inc. (a) (b)                96,997        641,150
                                                                   ------------
                                                                        646,218
                                                                   ------------
   MEDIA - 0.8%
      Cinemark Holdings, Inc.                             28,068        222,018
      CTC Media, Inc. (a)                                 39,952        137,834
      DreamWorks Animation SKG, Inc. - Class A (a)        28,500        625,575
      Entravision Communications Corporation -
         Class A (a)                                       3,300          2,772
      Knology, Inc. (a)                                   26,600        125,020
      Liberty Media Corporation - Capital
         Group - Series A (a) (b)                        216,350      1,187,762
      Martha Stewart Living Omnimedia, Inc. -
         Class A (a)                                      34,650         81,081
      Marvel Entertainment, Inc. (a)                      12,800        352,128
      Morningstar, Inc. (a) (b)                           17,485        606,205
      Rentrak Corporation (a) (b)                         12,757        158,187
      Saga Communications, Inc. - Class A (a)              2,625         11,602
                                                                   ------------
                                                                      3,510,184
                                                                   ------------
   MULTI-LINE RETAIL - 0.1%
      Retail Ventures, Inc. (a)                          192,053        459,007
                                                                   ------------
   SPECIALTY RETAIL - 0.5%
      A.C. Moore Arts & Crafts, Inc. (a)                  62,996        106,463
      Build-A-Bear Workshop, Inc. (a)                     20,389         85,634
      Foot Locker, Inc. (b)                               40,800        300,288
      New York & Company, Inc. (a) (b)                   175,629        347,745
      Office Depot, Inc. (a)                             153,560        331,690
      OfficeMax, Inc. (b)                                180,640        995,326
      Trans World Entertainment Corporation (a)              875            718
      Wet Seal, Inc. (The) - Class A (a)                  50,200        131,022
                                                                   ------------
                                                                      2,298,886
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.5%
      FGX International Holdings Ltd. (a)                  6,600         81,840
      Fuqi International, Inc. (a) (b)                   143,591        682,057
      Heelys, Inc. (a)                                    35,504         72,428
      Phillips-Van Heusen Corporation                     32,300        614,346
      Unifi, Inc. (a) (b)                                229,725        422,694
      Volcom, Inc. (a)                                    11,600         96,164
      Warnaco Group, Inc. (The) (a)                       18,600        421,104
                                                                   ------------
                                                                      2,390,633
                                                                   ------------
CONSUMER STAPLES - 2.8%
   BEVERAGES - 0.2%
      Coca-Cola Bottling Company Consolidated              3,091        138,941
      PepsiAmericas, Inc.                                 36,418        587,422
                                                                   ------------
                                                                        726,363
                                                                   ------------
   FOOD & STAPLES RETAILING - 0.5%
      Andersons, Inc. (The) (b)                           44,224        724,831
      PriceSmart, Inc.                                     9,100        148,330

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.8% (CONTINUED)
   FOOD & STAPLES RETAILING - 0.5% (CONTINUED)
      SUPERVALU, Inc. (b)                                 69,900   $  1,226,046
      Weis Markets, Inc. (b)                              13,099        407,510
                                                                   ------------
                                                                      2,506,717
                                                                   ------------
   FOOD PRODUCTS - 1.2%
      B&G Foods, Inc.                                     13,387         62,116
      Corn Products International, Inc.                   24,500        567,175
      Darling International, Inc. (a) (b)                242,107      1,111,271
      Del Monte Foods Company (b)                        203,921      1,358,114
      Farmer Brothers Company                                855         17,408
      Fresh Del Monte Produce, Inc. (a)                   16,600        400,060
      Green Mountain Coffee Roasters, Inc. (a)            23,463        897,694
      Treehouse Foods, Inc. (a) (b)                       36,900        973,791
      Tyson Foods, Inc. (b)                               34,100        301,785
                                                                   ------------
                                                                      5,689,414
                                                                   ------------
   HOUSEHOLD PRODUCTS - 0.2%
      Central Garden & Pet Company (a) (b)               164,297        992,354
      Oil-Dri Corporation of America (b)                     600          9,630
                                                                   ------------
                                                                      1,001,984
                                                                   ------------
   PERSONAL PRODUCTS - 0.6%
      Alberto-Culver Company                              24,800        606,608
      American Oriental Bioengineering, Inc. (a) (b)     114,662        573,310
      China Sky One Medical, Inc. (a)                      6,604         92,654
      NBTY, Inc. (a) (b)                                  24,806        468,089
      Nutraceutical International Corporation (a) (b)     33,312        291,147
      Parlux Fragrances, Inc. (a) (b)                    124,034        347,295
      Physicians Formula Holdings, Inc. (a)                6,097         17,681
      Prestige Brands Holdings, Inc. (a) (b)              73,528        466,903
                                                                   ------------
                                                                      2,863,687
                                                                   ------------
   TOBACCO - 0.1%
      Star Scientific, Inc. (a)                          106,858        352,631
                                                                   ------------
ENERGY - 5.7%
   ENERGY EQUIPMENT & SERVICES - 1.4%
      Boots & Coots International Well
         Control, Inc. (a) (b)                           317,778        327,311
      Dress-Rand Group, Inc. (a)                          31,800        619,464
      Gulf Island Fabrication, Inc. (b)                   49,926        628,568
      Gulfmark Offshore, Inc. (a)                         24,200        579,348
      Helmerich & Payne, Inc.                             15,700        352,622
      IHS, Inc. - Class A (a)                              4,800        210,240
      Key Energy Services, Inc. (a)                      141,100        481,151
      Lufkin Industries, Inc.                             11,600        405,420
      Newpark Resources, Inc. (a)                         25,600        107,776
      OMNI Energy Services Corporation (a)                64,559         74,889
      Pride International, Inc. (a)                       12,200        196,664
      Rowan Companies, Inc. (b)                           18,900        239,274
      Superior Energy Services, Inc. (a)                  38,900        606,062
      TETRA Technologies, Inc. (a) (b)                   222,679      1,155,704

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 5.7% (CONTINUED)
   ENERGY EQUIPMENT & SERVICES - 1.4% (CONTINUED)
      TGC Industries, Inc. (a)                             7,005   $     15,971
      Union Drilling, Inc. (a) (b)                       109,677        502,321
                                                                   ------------
                                                                      6,502,785
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 4.3%
      Adams Resources & Energy, Inc.                       2,648         46,605
      Approach Resources, Inc. (a) (b)                    90,497        624,429
      Arena Resources, Inc. (a) (b)                       36,110        879,640
      ATP Oil & Gas Corporation (a)                       83,922        375,131
      Barnwell Industries, Inc.                              600          3,192
      Bill Barrett Corporation (a)                         9,000        198,990
      BPZ Resources, Inc. (a) (b)                         72,759        419,092
      Callon Petroleum Company (a)                        16,900         35,659
      Carrizo Oil & Gas, Inc. (a)                         57,623        798,655
      Clayton Williams Energy, Inc. (a) (b)               24,620        979,876
      Contango Oil & Gas Company (a) (b)                  26,636      1,187,965
      CREDO Petroleum Corporation (a)                     15,047        149,868
      Crosstex Energy, Inc.                               38,600        128,152
      CVR Energy, Inc. (a) (b)                           193,443        988,494
      Delek US Holdings, Inc. (b)                         50,200        348,890
      Edge Petroleum Corporation (a)                      61,743         11,114
      Encore Acquisition Company (a)                      21,700        589,806
      Energy Partners Ltd. (a)                            40,557         47,046
      Evolution Petroleum Corporation (a)                  2,504          3,756
      EXCO Resources, Inc. (a) (b)                        64,700        656,058
      GeoResources, Inc. (a) (b)                          91,911        659,921
      Gran Tierra Energy, Inc. (a) (b)                   161,316        456,524
      Gulfport Energy Corporation (a) (b)                189,549        725,973
      Knightsbridge Tankers Ltd.                          15,300        231,030
      Mariner Energy, Inc. (a) (b)                        92,278        913,552
      Massey Energy Company (b)                           28,700        435,666
      North European Oil Royalty Trust                       552         14,904
      Overseas Shipholding Group, Inc. (b)                11,200        399,840
      Panhandle Oil & Gas, Inc.                            1,700         34,425
      Parallel Petroleum Corporation (a) (b)              73,700        178,354
      RAM Energy Resources, Inc. (a) (b)                 277,646        249,881
      Stone Energy Corporation (a) (b)                    42,800        367,224
      Swift Energy Company (a) (b)                        38,800        594,416
      Teekay Corporation                                  33,200        581,664
      Tesoro Corporation (b)                             119,207      2,053,937
      TXCO Resources, Inc. (a)                            69,987        112,679
      VAALCO Energy, Inc. (a)                             46,500        349,215
      Venoco, Inc. (a) (b)                               185,400        550,638
      W&T Offshore, Inc. (b)                              66,289        833,253
      Warren Resources, Inc. (a) (b)                     166,761        300,170
      World Fuel Services Corporation (b)                 37,900      1,279,883
                                                                   ------------
                                                                     19,795,567
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.3%
   CAPITAL MARKETS - 1.0%
      Allied Capital Corporation                          27,900   $     43,524
      BGC Partners, Inc. - Class A (b)                    11,488         27,686
      BlackRock Kelso Capital Corporation (b)              6,455         54,738
      Cowen Group, Inc. (a)                               54,006        310,535
      E*TRADE Financial Corporation (a) (b)              377,300        430,122
      GFI Group, Inc.                                    101,738        319,457
      GLG Partners, Inc. (b)                             250,490        513,505
      Hercules Technology Growth Capital, Inc.            27,550        179,901
      Investment Technology Group, Inc. (a) (b)           47,464      1,029,020
      Kohlberg Capital Corporation                        96,283        310,994
      Piper Jaffray Companies (a) (b)                     15,400        442,134
      Prospect Capital Corporation                        35,439        383,804
      TICC Capital Corporation                            63,958        233,447
      Waddell & Reed Financial, Inc. - Class A            43,569        615,194
                                                                   ------------
                                                                      4,894,061
                                                                   ------------
   COMMERCIAL BANKS - 2.0%
      AMCORE Financial, Inc.                              26,300         36,557
      Arrow Financial Corporation                            700         16,478
      Banco Latinoamericano de Exportaciones,
         S.A. - Class E                                   16,500        173,085
      Banco Santander, S.A. - ADR (b)                     91,682        718,787
      Bancorp Rhode Island, Inc. (b)                       8,215        161,178
      Bank of Granite Corporation                          6,296         19,769
      Bank of the Ozarks, Inc.                            13,300        301,777
      Cadence Financial Corporation                        3,975         17,212
      Cascade Financial Corporation                        5,900         18,349
      Center Financial Corporation (b)                    83,455        400,584
      Central Pacific Financial Corporation (b)           51,936        349,529
      F.N.B. Corporation (b)                              35,035        277,127
      First Bancorporation                                33,925        241,207
      First Citizens BancShares, Inc. - Class A (b)        6,622        926,153
      First Community Bancshares, Inc.                     1,200         20,652
      First Horizon National Corporation (b)             116,624      1,110,258
      First Merchants Corporation                         13,999        219,504
      First Midwest Bancorp, Inc. (b)                     23,000        230,000
      First Security Group, Inc. (b)                      12,044         52,632
      Harleysville National Corporation                    6,822         63,513
      Huntington Bancshares (b)                           59,900        172,512
      Integra Bank Corporation                             4,500          7,245
      International Bancshares Corporation (b)            33,200        604,904
      National Penn Bancshares, Inc. (b)                  70,855        685,876
      NewBridge Bancorp                                    2,914          6,411
      Northrim BanCorp, Inc.                               1,598         16,076
      Porter Bancorp, Inc. (b)                               106          1,299
      Republic Bancorp, Inc. - Class A                    43,436        781,848
      Santander BanCorp (b)                               50,438        419,644
      South Financial Group, Inc. (The)                   37,600         70,688
      Susquehanna Bancshares, Inc. (b)                    68,487        753,357
      Taylor Capital Group, Inc.                           8,097         51,740
      TriCo Bancshares                                    14,100        283,974

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.3% (CONTINUED)
   COMMERCIAL BANKS - 2.0% (CONTINUED)
      United Security Bancshares, Inc.                       398   $      6,778
      West Coast Bancorp                                  17,900         53,163
                                                                   ------------
                                                                      9,269,866
                                                                   ------------
   CONSUMER FINANCE - 0.6% (CONTINUED)
      Advance America, Cash Advance Centers, Inc. (b)     67,400         95,034
      Advanta Corporation - Class B                       51,300         40,014
      Cash America International, Inc.                    23,000        420,440
      Credit Acceptance Corporation (a)                      178          3,213
      EZCORP, Inc. - Class A (a) (b)                      78,603      1,066,643
      QC Holdings, Inc.                                    4,577         19,452
      Rewards Network, Inc. (a)                           32,089         84,715
      Student Loan Corporation (The) (b)                  24,250      1,138,295
                                                                   ------------
                                                                      2,867,806
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 0.4%
      Compass Diversified Holdings, Inc. (b)              90,782        981,353
      PHH Corporation (a)                                 67,169        742,218
                                                                   ------------
                                                                      1,723,571
                                                                   ------------
   INSURANCE - 4.4%
      Affirmative Insurance Holdings, Inc.                42,628         62,237
      American Financial Group, Inc.                      34,100        579,018
      American National Insurance Company                  7,421        414,463
      American Physicians Capital, Inc.                    1,932         82,149
      American Physicians Service Group, Inc. (b)         18,332        384,972
      American Safety Insurance Holdings Ltd. (a)          3,600         43,992
      Amerisafe, Inc. (a) (b)                             18,500        346,505
      Argo Group International Holdings Ltd. (a) (b)      22,728        707,068
      Brown & Brown, Inc.                                 32,800        627,464
      Castlepoint Holdings Ltd. (b)                      113,502      1,541,357
      CNA Surety Corporation (a)                          13,843        229,102
      Conseco, Inc. (a) (b)                              135,314        315,282
      Eastern Insurance Holdings, Inc. (b)                12,069        126,121
      Erie Indemnity Company - Class A (b)                33,685      1,194,133
      FBL Financial Group, Inc. - Class A (b)             22,400        230,944
      First Mercury Financial Corporation (a) (b)        102,869      1,136,702
      Genworth Financial, Inc. (b)                       356,040        826,013
      Hallmark Financial Services, Inc. (a) (b)           16,559        128,167
      Hanover Insurance Group, Inc. (The) (b)             30,659      1,239,237
      Hartford Financial Services Group, Inc. (b)         54,500        717,220
      HCC Insurance Holdings, Inc. (b)                     4,700        110,027
      Horace Mann Educators Corporation (b)               59,499        556,316
      Maiden Holdings Ltd.                                44,208        201,146
      Max Capital Group Ltd. (b)                          52,850        898,978
      Meadowbrook Insurance Group, Inc. (b)               49,966        303,294
      National Financial Partners Corporation            117,074        300,880
      Navigators Group, Inc. (The) (a) (b)                24,700      1,268,098
      NYMAGIC, Inc.                                        2,101         35,843
      Odyssey Re Holdings Corporation (b)                 29,416      1,384,023
      OneBeacon Insurance Group Ltd. (b)                  69,578        587,934
      ProAssurance Corporation (a)                        12,900        609,654

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.3% (CONTINUED)
   INSURANCE - 4.4% (CONTINUED)
      StanCorp Financial Group, Inc. (b)                  39,086   $  1,009,200
      Transatlantic Holdings, Inc.                         8,600        276,490
      Unitrin, Inc. (b)                                   86,745      1,106,866
      Universal Insurance Holdings, Inc.                  24,256         87,807
      Validus Holdings Ltd.                               26,800        611,576
      Zenith National Insurance Corporation               13,200        370,128
                                                                   ------------
                                                                     20,650,406
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 2.6%
      American Land Lease, Inc. (b)                       24,954        341,870
      AmREIT, Inc. - Class A                                 625          1,500
      Anworth Mortgage Asset Corporation                  78,700        487,940
      Ashford Hospitality Trust                          123,591        175,499
      Brandywine Realty Trust (b)                        147,418        880,085
      Capstead Mortgage Corporation                       54,500        581,515
      CBL & Associates Properties, Inc.                   82,500        335,775
      Cogdell Spencer, Inc (b)                            20,136        169,948
      Corporate Office Properties Trust (b)               19,892        524,751
      Duke Realty Corporation (b)                         90,400        832,584
      DuPont Fabros Technology, Inc.                     118,050        440,326
      FelCor Lodging Trust, Inc. (b)                     161,079        233,565
      First Potomac Realty Trust                          31,803        263,329
      General Growth Properties, Inc.                    740,500        481,325
      Getty Realty Corporation                             9,000        186,660
      Gladstone Commercial Corporation (b)                 1,727         15,888
      Hatteras Financial Corporation (b)                  51,344      1,269,224
      MFA Financial, Inc. (b)                            256,175      1,467,883
      Post Properties, Inc. (b)                           34,300        448,987
      PS Business Parks, Inc.                              8,643        370,785
      Saul Centers, Inc.                                   4,529        148,098
      Senior Housing Properties Trust (b)                 66,300      1,072,734
      Strategic Hotels & Resorts, Inc.                   163,406        223,866
      Sun Communities, Inc.                               10,100        121,200
      Supertel Hospitality, Inc. (b)                      67,320        117,137
      Tanger Factory Outlet Centers, Inc. (b)             32,500        984,750
      UMH Properties, Inc.                                 1,800         11,520
      Urstadt Biddle Properties, Inc. - Class A              299          3,977
                                                                   ------------
                                                                     12,192,721
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
      St. Joe Company (The) (a)                           14,000        336,700
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.2%
      Anchor Bancorp Wisconsin, Inc.                      15,300         30,906
      BankAtlantic Bancorp, Inc. - Class A                14,800         34,336
      First Defiance Financial Corporation                 3,792         26,051
      First Place Financial Corporation                    5,400         15,498
      Kentucky First Federal Bancorp                         675          6,750
      K-Fed Bancorp                                          136          1,088
      Ocwen Financial Corporation (a) (b)                 72,700        647,030
      Parkvale Financial Corporation                         160          1,963

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.3% (CONTINUED)
   THRIFTS & MORTGAGE FINANCE - 0.2% (CONTINUED)
      Prudential Bancorp, Inc. of Pennsylvania             2,100   $     22,008
      Rockville Financial, Inc.                              403          4,602
      ViewPoint Financial Group                            3,915         55,867
                                                                   ------------
                                                                        846,099
                                                                   ------------
HEALTH CARE - 9.0%
   BIOTECHNOLOGY - 0.9%
      Avigen, Inc. (a)                                    13,191         12,927
      CV Therapeutics, Inc. (a)                           32,000        500,800
      Emergent BioSolutions, Inc. (a) (b)                 60,464      1,325,976
      Facet Biotech Corporation (a) (b)                   20,940        127,315
      Immunomedics, Inc. (a)                              39,118         47,333
      Maxygen, Inc. (a) (b)                               39,079        334,516
      Micromet, Inc. (a) (b)                             214,703        850,224
      PDL BioPharma, Inc. (a) (b)                        104,700        672,174
      SIGA Technologies, Inc. (a)                         29,627        119,693
                                                                   ------------
                                                                      3,990,958
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
      Advanced Medical Optics, Inc. (a) (b)              115,845      2,545,115
      Anika Therapeutics, Inc. (a) (b)                    23,147         94,440
      AtriCure, Inc. (a)                                   3,605          4,867
      Atrion Corporation                                     103          8,425
      ATS Medical, Inc. (a) (b)                           59,812        151,324
      Cantel Medical Corporation (a)                       7,200        107,928
      Cardiac Science Corporation (a)                      1,300          6,981
      Conceptus, Inc. (a) (b)                             52,100        748,156
      Endologix, Inc. (a)                                  4,227          6,721
      Exactech, Inc. (a) (b)                              55,959        712,918
      Gen-Probe, Inc. (a)                                 14,300        643,786
      Greatbatch, Inc. (a) (b)                            43,014      1,002,226
      Haemonetics Corporation (a) (b)                     17,500      1,035,125
      HealthTronics, Inc. (a)                             46,553         85,658
      Home Diagnostics, Inc. (a) (b)                      39,256        274,007
      Integra LifeSciences Holdings Corporation (a)       29,670        823,046
      Kinetic Concepts, Inc. (a)                          45,900      1,106,190
      ResMed, Inc. (a) (b)                                29,800      1,189,020
      Sonic Innovations, Inc. (a)                         10,300          9,270
      STAAR Surgical Company (a)                          58,981        115,013
      STERIS Corporation (b)                              23,000        611,800
      Symmetry Medical, Inc. (a)                          25,200        172,620
      Teleflex, Inc. (b)                                  23,890      1,270,470
      VNUS Medical Technologies, Inc. (a) (b)             63,112      1,010,423
      Young Innovations, Inc. (b)                         11,867        183,226
                                                                   ------------
                                                                     13,918,755
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 4.5%
      Air Methods Corporation (a) (b)                     36,687        715,397
      Alliance Imaging, Inc. (a) (b)                     135,662      1,201,965
      Allion Healthcare, Inc. (a)                         34,138        156,011
      Almost Family, Inc. (a) (b)                         29,538        910,952
      America Service Group, Inc. (a)                      4,670         53,238

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.0% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 4.5% (CONTINUED)
      American CareSource Holdings, Inc. (a) (b)           1,447   $     10,057
      American Dental Partners, Inc. (a)                   1,380          9,260
      AMN Healthcare Services, Inc. (a)                   39,600        269,280
      Animal Health International, Inc. (a)               43,595         68,008
      BioScrip, Inc. (a)                                  33,533         56,671
      CardioNet, Inc. (a) (b)                             55,603      1,261,076
      Coventry Health Care, Inc. (a) (b)                  82,200      1,243,686
      Emeritus Corporation (a)                            19,700        162,919
      Ensign Group, Inc. (The) (b)                        49,578        816,054
      Genoptix, Inc. (a) (b)                              38,130      1,292,607
      Health Grades, Inc. (a)                             78,891        184,605
      Health Net, Inc. (a) (b)                            93,560      1,368,783
      HealthSouth Corporation (a) (b)                     86,736        862,156
      HealthSpring, Inc. (a) (b)                          56,800        989,456
      HMS Holdings Corporation (a)                        11,600        359,020
      inVentiv Health, Inc. (a) (b)                       67,300        642,042
      IPC The Hospitalist Company, Inc. (a) (b)           66,605      1,274,820
      LHC Group, Inc. (a) (b)                             40,657      1,081,883
      LifePoint Hospitals, Inc. (a)                       10,800        243,432
      Lincare Holdings, Inc. (a) (b)                      28,400        683,020
      Metropolitan Health Networks, Inc. (a)              13,400         19,832
      RadNet, Inc. (a)                                    22,057         70,582
      RehabCare Group, Inc. (a)                           16,300        227,385
      Skilled Healthcare Group, Inc. - Class A (a) (b)    82,156        684,359
      Tenet Healthcare Corporation (a) (b)               308,520        330,116
      U.S. Physical Therapy, Inc. (a) (b)                 32,232        393,230
      Universal American Financial Corporation (a) (b)   152,120      1,501,424
      Universal Health Services, Inc. - Class B           16,800        635,880
      WellCare Health Plans, Inc. (a) (b)                 74,505      1,101,184
                                                                   ------------
                                                                     20,880,390
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 0.1%
      Computer Programs & Systems, Inc. (b)               18,527        465,584
      iCad, Inc. (a)                                     103,052        125,723
      Transcend Services, Inc. (a)                         5,950         60,571
                                                                   ------------
                                                                        651,878
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 0.4%
      Bio-Imaging Technologies, Inc. (a)                   5,800         19,546
      Bruker Corporation (a) (b)                         222,850        898,085
      MEDTOX Scientific, Inc. (a)                         29,552        187,360
      PerkinElmer, Inc.                                   43,300        546,446
                                                                   ------------
                                                                      1,651,437
                                                                   ------------
   PHARMACEUTICALS - 0.1%
      Caraco Pharmaceutical Laboratories Ltd. (a)          8,700         40,020
      DepoMed, Inc. (a)                                   18,255         39,431
      Emisphere Technologies, Inc. (a)                     9,544          5,440
      Noven Pharmaceuticals, Inc. (a)                     17,080        169,604
      Questcor Pharmaceuticals, Inc. (a) (b)              48,000        309,600
                                                                   ------------
                                                                        564,095
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.1%
   AEROSPACE & DEFENSE - 1.3%
      Argon ST, Inc. (a) (b)                              51,831   $    992,045
      Astronics Corporation - Class B (a)                  7,312         62,152
      BE Aerospace, Inc. (a) (b)                         101,777        984,184
      Cubic Corporation                                    5,518        149,869
      Ducommun, Inc.                                       5,200         98,488
      DynCorp International, Inc. (a) (b)                 54,400        818,176
      Esterline Technologies Corporation (a) (b)          35,379      1,276,828
      LMI Aerospace, Inc. (a)                              3,700         41,773
      Stanley, Inc. (a) (b)                               33,620      1,017,341
      Teledyne Technologies, Inc. (a)                     14,000        390,180
                                                                   ------------
                                                                      5,831,036
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.4%
      Atlas Air Worldwide Holdings, Inc. (a) (b)          50,774        736,731
      UTI Worldwide, Inc. (b)                            117,094      1,283,350
                                                                   ------------
                                                                      2,020,081
                                                                   ------------
   AIRLINES - 0.6%
      Copa Holdings, S.A. - Class A (b)                   50,417      1,322,942
      ExpressJet Holdings, Inc. (a)                       17,000         26,860
      Hawaiian Holdings, Inc. (a)                         42,806        174,220
      Republic Airways Holdings, Inc. (a)                 23,100        189,189
      SkyWest, Inc. (b)                                   78,015      1,220,935
                                                                   ------------
                                                                      2,934,146
                                                                   ------------
   BUILDING PRODUCTS - 0.3%
      AAON, Inc.                                          20,325        368,289
      Armstrong World Industries, Inc. (a) (b)            66,572      1,103,764
                                                                   ------------
                                                                      1,472,053
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 1.4%
      ACCO Brands Corporation (a)                         53,400        102,528
      Alternative Asset Management Acquisition
         Corporation (a)                                   2,900         27,492
      American Ecology Corporation (b)                    55,061      1,098,467
      American Reprographics Company (a)                  22,900        139,232
      ATC Technology Corporation (a)                      12,399        161,807
      Brink's Company (The)                               23,300        615,819
      Cenveo, Inc. (a)                                    15,000         59,250
      Cornell Companies, Inc. (a) (b)                     52,864        806,705
      EnergySolutions, Inc. (b)                          230,037      1,032,866
      Hicks Acquisition Company I, Inc. (a)               11,100        103,230
      Intersections, Inc. (a)                                916          3,408
      M & F Worldwide Corporation (a)                     16,700        177,020
      Metalico, Inc. (a)                                  52,080        127,596
      North American Galvanizing & Coatings, Inc. (a)     61,984        231,820
      NRDC Acquisition Corporation (a)                     9,559         89,186
      NTR Acquisition Company (a)                          2,334         23,363
      PRG-Schultz International, Inc. (a) (b)            112,765        352,954
      R.R. Donnelley & Sons Company                       61,500        600,240
      Sykes Enterprises, Inc. (a) (b)                     32,043        535,439
      Triplecrown Acquisition Corporation (a)             19,763        183,005
                                                                   ------------
                                                                      6,471,427
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.1% (CONTINUED)
   CONSTRUCTION & ENGINEERING - 0.8%
      Furmanite Corporation (a)                           16,339   $     60,781
      Great Lakes Dredge & Dock Company (b)               28,900         96,526
      KBR, Inc.                                           27,000        382,320
      MasTec, Inc. (a) (b)                               122,143      1,298,380
      Michael Baker Corporation (a) (b)                   43,461      1,519,397
      Orion Marine Group, Inc. (a)                        20,118        199,168
                                                                   ------------
                                                                      3,556,572
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.3%
      Chase Corporation (b)                               21,266        232,863
      EnerSys, Inc. (a) (b)                              103,200        940,152
      Fushi Copperweld, Inc. (a) (b)                     136,158        638,581
      General Cable Corporation (a) (b)                   61,900      1,018,874
      GrafTech International Ltd. (a)                     74,700        598,347
      Magnetek, Inc. (a)                                  34,229         68,458
      Polypore International, Inc. (a) (b)               151,453      1,048,055
      Powell Industries, Inc. (a) (b)                     43,205      1,031,735
      Thomas & Betts Corporation (a) (b)                  19,959        426,923
      Ultralife Corporation (a)                           23,100        185,031
                                                                   ------------
                                                                      6,189,019
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 0.2%
      McDermott International, Inc. (a)                   58,400        605,608
      Standex International Corporation                    3,300         50,655
                                                                   ------------
                                                                        656,263
                                                                   ------------
   MACHINERY - 1.5%
      Alamo Group, Inc. (b)                                3,900         48,945
      American Railcar Industries, Inc.                    8,000         67,120
      Chart Industries, Inc. (a) (b)                     114,619        969,677
      CIRCOR International, Inc.                          14,200        315,950
      Crane Company                                       23,900        416,338
      Flowserve Corporation                               12,300        655,713
      Hardinge, Inc.                                      31,475        136,916
      Harsco Corporation                                  37,900        898,988
      L.S. Starrett Company (The) (b)                     11,258        169,320
      Manitowoc Company, Inc. (The)                       96,100        528,550
      Mueller Industries, Inc.                            19,400        390,328
      NN, Inc.                                            66,873        113,684
      Oshkosh Truck Corporation (b)                      110,748        799,601
      Robbins & Myers, Inc.                               11,700        202,293
      Sauer-Danfoss, Inc.                                 15,700        118,378
      SPX Corporation                                     13,900        585,329
      Timken Company                                      36,400        541,996
      Xerium Technologies, Inc. (b)                      192,195         94,176
                                                                   ------------
                                                                      7,053,302
                                                                   ------------
   MARINE - 0.6%
      Eagle Bulk Shipping, Inc. (b)                      120,460        643,257
      International Shipholding Corporation (b)           25,542        549,153

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 11.1% (CONTINUED)
   MARINE - 0.6% (CONTINUED)
      TBS International Ltd. (a) (b)                      94,723   $    932,074
      Ultrapetrol (Bahamas) Ltd. (a) (b)                 175,211        399,481
                                                                   ------------
                                                                      2,523,965
                                                                   ------------
   PROFESSIONAL SERVICES - 1.1%
      Barrett Business Services, Inc. (b)                 11,247        110,670
      Corporate Executive Board Company (The) (b)         45,700        923,140
      Diamond Management & Technology
         Consultants, Inc. (b)                            95,806        249,096
      Franklin Covey Company (a)                          32,767        134,672
      GP Strategies Corporation (a)                       43,794        171,235
      ICF International, Inc. (a) (b)                     64,600      1,532,958
      Manpower, Inc.                                      20,200        574,892
      Volt Information Sciences, Inc. (a) (b)            122,456        652,690
      VSE Corporation (b)                                 30,626        880,804
                                                                   ------------
                                                                      5,230,157
                                                                   ------------
   ROAD & RAIL - 0.7%
      AMERCO (a) (b)                                      10,800        332,100
      Avis Budget Group, Inc. (a)                        116,700         80,523
      Knight Transportation, Inc.                         19,500        260,130
      Marten Transport Ltd. (a) (b)                       71,877      1,269,348
      Ryder System, Inc. (b)                              20,900        706,002
      Saia, Inc. (a)                                      26,386        282,066
      USA Truck, Inc. (a) (b)                             28,612        412,585
                                                                   ------------
                                                                      3,342,754
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.9%
      Aceto Corporation                                   12,000        107,280
      DXP Enterprises, Inc. (a) (b)                       74,548      1,012,362
      GATX Corporation                                     9,500        228,950
      H&E Equipment Services, Inc. (a) (b)                58,229        388,387
      Kaman Corporation                                   14,100        269,169
      MSC Industrial Direct Company, Inc. - Class A       14,400        493,344
      Textainer Group Holdings Ltd. (b)                   76,391        663,838
      WESCO International, Inc. (a) (b)                   63,808      1,175,343
                                                                   ------------
                                                                      4,338,673
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 0.0%
      CAI International, Inc. (a) (b)                     81,465        183,296
                                                                   ------------
INFORMATION TECHNOLOGY - 14.1%
   COMMUNICATIONS EQUIPMENT - 2.0%
      Acme Packet, Inc. (a) (b)                          250,238      1,101,047
      Airvana, Inc. (a)                                    3,600         18,324
      BigBand Networks, Inc. (a) (b)                     199,440      1,007,172
      Brocade Communications Systems, Inc. (a)           171,500        653,415
      Cogo Group, Inc. (a) (b)                           224,591      1,500,268
      CommScope, Inc. (a) (b)                             45,300        653,226
      DG FastChannel, Inc. (a)                            17,631        255,473
      Extreme Networks, Inc. (a)                         135,857        240,467
      Harmonic, Inc. (a)                                  80,500        414,575
      Neutral Tandem, Inc. (a) (b)                        69,745      1,104,761

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 14.1% (CONTINUED)
   COMMUNICATIONS EQUIPMENT - 2.0% (CONTINUED)
      Opnext, Inc. (a) (b)                               189,117   $    450,099
      PC-Tel, Inc. (a) (b)                                 9,568         61,809
      Tekelec (a) (b)                                     42,400        526,608
      Tellabs, Inc. (a) (b)                              317,111      1,309,668
                                                                   ------------
                                                                      9,296,912
                                                                   ------------
   COMPUTERS & PERIPHERALS - 1.3%
      3PAR, Inc. (a) (b)                                 105,481        895,534
      Compellent Technologies, Inc. (a) (b)               92,471      1,118,899
      Diebold, Inc.                                       25,200        624,456
      Intevac, Inc. (a)                                   35,100        153,738
      NCR Corporation (a)                                 48,500        608,675
      Netezza Corporation (a) (b)                        120,771        733,080
      Super Micro Computer, Inc. (a) (b)                 110,859        584,227
      Teradata Corporation (a)                            45,100        592,163
      TransAct Technologies, Inc. (a)                     55,373        217,062
      Western Digital Corporation (a)                     23,300        342,044
                                                                   ------------
                                                                      5,869,878
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
      Arrow Electronics, Inc. (a)                         32,000        610,240
      Avnet, Inc. (a)                                     68,000      1,347,760
      Benchmark Electronics, Inc. (a) (b)                 60,204        706,795
      Brightpoint, Inc. (a) (b)                           89,984        421,125
      Ingram Micro, Inc. - Class A (a) (b)                88,900      1,090,803
      Keithley Instruments, Inc.                          23,355         81,042
      LoJack Corporation (a)                               6,400         24,320
      Methode Electronics, Inc.                           32,600        150,612
      Multi-Fineline Electronix, Inc. (a) (b)             94,826      1,757,126
      National Instruments Corporation (b)                46,273        993,481
      Newport Corporation (a)                             45,887        245,495
      OSI Systems, Inc. (a)                                7,400        107,966
      PC Connection, Inc. (a) (b)                         58,458        285,860
      Rogers Corporation (a)                               8,422        206,339
      Spectrum Control, Inc. (a)                          53,288        385,805
      Technitrol, Inc (b)                                 58,800        129,360
      TESSCO Technologies, Inc. (a)                          900          6,579
      TTM Technologies, Inc. (a)                           7,753         46,751
      Vishay Intertechnology, Inc. (a) (b)               332,451        984,055
                                                                   ------------
                                                                      9,581,514
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 0.9%
      DealerTrack Holdings, Inc. (a) (b)                 111,800      1,273,402
      Earthlink, Inc. (a) (b)                             77,310        582,144
      Internap Network Services Corporation (a) (b)      163,106        438,755
      Limelight Networks, Inc. (a) (b)                   253,810        776,659
      S1 Corporation (a)                                  41,100        274,137
      Sohu.com, Inc. (a) (b)                              24,700        976,885
      SonicWALL, Inc. (a)                                 13,800         48,576
                                                                   ------------
                                                                      4,370,558
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 14.1% (CONTINUED)
   IT SERVICES - 2.9%
      Broadridge Financial Solutions, Inc.                46,300   $    624,587
      Computer Task Group, Inc. (a)                        5,453         16,686
      Convergys Corporation (a) (b)                      179,798      1,353,879
      ExlService Holdings, Inc. (a) (b)                   64,991        516,679
      Genpact Ltd. (a)                                    30,100        246,519
      Global Payments, Inc.                               12,400        430,404
      Hackett Group, Inc. (The) (a)                       81,268        228,363
      Hewitt Associates, Inc. - Class A (a)               23,800        675,444
      iGATE Corporation (b)                              150,927        617,291
      Integral Systems, Inc. (a) (b)                      63,264        691,476
      Mastech Holdings, Inc. (a) (b)                       1,014          1,896
      Metavante Technologies, Inc. (a)                    42,200        612,322
      NCI, Inc. - Class A (a) (b)                         53,873      1,616,190
      Ness Technologies, Inc. (a)                         14,900         59,153
      Perot Systems Corporation (a)                       30,600        397,494
      Sapient Corporation (a) (b)                        281,390      1,198,721
      Startek, Inc. (a)                                    7,371         34,201
      Syntel, Inc. (b)                                    31,816        685,635
      TeleTech Holdings, Inc. (a) (b)                    155,665      1,259,330
      Tier Technologies, Inc. (a)                         25,169        145,980
      TNS, Inc (a) (b)                                   104,153        861,345
      Total System Services, Inc.                         47,400        600,084
      Unisys Corporation (a) (b)                         296,545        222,409
      Virtusa Corporation (a) (b)                         70,940        535,597
                                                                   ------------
                                                                     13,631,685
                                                                   ------------
   OFFICE ELECTRONICS - 0.2%
      Zebra Technologies Corporation - Class A (a) (b)    54,339        914,525
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
      Atmel Corporation (a) (b)                          355,905      1,188,723
      AXT, Inc. (a) (b)                                  103,360        143,670
      Fairchild Semiconductor International,
         Inc. (a) (b)                                    249,743      1,136,331
      FEI Company (a)                                      9,300        169,260
      Integrated Device Technology, Inc. (a) (b)         231,398      1,328,225
      Integrated Silicon Solution, Inc. (a)               14,400         24,480
      Kopin Corporation (a)                               12,487         19,729
      Mindspeed Technologies, Inc. (a)                    20,003         17,903
      Nanometrics, Inc. (a)                               19,386         25,590
      Pericom Semiconductor Corporation (a) (b)           39,102        241,259
      Photronics, Inc. (a)                               238,391        379,042
      PMC-Sierra, Inc. (a)                                85,800        417,846
      Ramtron International Corporation (a)               14,662         24,925
      RF Micro Devices, Inc. (a)                         228,620        246,910
      Rudolph Technologies, Inc. (a)                      13,524         38,002
      Skyworks Solutions, Inc. (a)                        86,622        374,207
      Supertex, Inc. (a)                                  13,956        316,662
      Teradyne, Inc. (a) (b)                             269,900      1,298,219

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 14.1% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6% (CONTINUED)
      Virage Logic Corporation (a)                         4,543   $     13,992
      White Electronic Designs Corporation (a)             4,861         18,909
                                                                   ------------
                                                                      7,423,884
                                                                   ------------
   SOFTWARE - 3.1%
      Actuate Corporation (a)                             26,700         95,052
      ANSYS, Inc. (a) (b)                                 41,636      1,035,071
      ArcSight, Inc. (a) (b)                             140,993      1,309,825
      Cadence Design Systems, Inc. (a) (b)                64,459        243,655
      Compuware Corporation (a)                            4,800         31,200
      Concur Technologies, Inc. (a)                       10,400        256,776
      Dynamics Research Corporation (a)                      639          4,454
      Ebix, Inc. (a) (b)                                  30,689        627,897
      Glu Mobile, Inc. (a)                                14,324          7,305
      Guidance Software, Inc. (a)                         52,759        180,436
      Macrovision Solutions Corporation (a)               22,600        296,286
      Magma Design Automation, Inc. (a)                  146,557        168,540
      NetScout Systems, Inc. (a) (b)                     122,204      1,737,741
      Novell, Inc. (a) (b)                               327,719      1,212,560
      Parametric Technology Corporation (a) (b)          137,703      1,239,327
      Pegasystems, Inc. (b)                               92,047      1,249,078
      PROS Holdings, Inc. (a) (b)                        125,589        754,790
      Quest Software, Inc. (a) (b)                        97,714      1,218,494
      Renaissance Learning, Inc.                           4,600         33,258
      Solera Holdings, Inc. (a)                           17,400        419,166
      SumTotal Systems, Inc. (a)                          66,098        166,567
      Synopsys, Inc. (a)                                  33,200        614,200
      TeleCommunication Systems, Inc. (a) (b)            152,087      1,088,943
      TIBCO Software, Inc. (a)                           106,600        570,310
                                                                   ------------
                                                                     14,560,931
                                                                   ------------
MATERIALS - 4.6%
   CHEMICALS - 2.2%
      A. Schulman, Inc.                                   15,600        236,340
      Albemarle Corporation                               28,000        623,000
      American Pacific Corporation (a)                     3,660         28,658
      Ashland, Inc. (b)                                   73,146        586,631
      CF Industries Holdings, Inc.                        13,200        620,400
      Chemtura Corporation (b)                           243,403        182,552
      Cytec Industries, Inc.                              28,900        590,716
      Innophos Holdings, Inc. (b)                         59,220        895,999
      KMG Chemicals, Inc.                                  5,867         30,508
      Koppers Holdings, Inc. (b)                          42,454        687,755
      Lubrizol Corporation                                17,900        610,748
      Minerals Technologies, Inc.                         16,200        612,522
      OMNOVA Solutions, Inc. (a)                          31,492         28,658
      Quaker Chemical Corporation (b)                     48,111        548,946
      Rockwood Holdings, Inc. (a)                         47,423        356,147
      RPM International, Inc.                             48,400        595,804
      Scotts Miracle-Gro Company (The) - Class A (b)      50,799      1,636,744
      Solutia, Inc. (a) (b)                              135,277        528,933

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 4.6% (CONTINUED)
   CHEMICALS - 2.2% (CONTINUED)
      Stepan Company (b)                                   7,500   $    275,175
      Terra Industries, Inc.                              21,000        430,080
      Valspar Corporation (The)                           22,400        388,640
                                                                   ------------
                                                                     10,494,956
                                                                   ------------
   CONTAINERS & PACKAGING - 0.7%
      AEP Industries, Inc. (a)                             1,507         21,610
      Bemis Company, Inc.                                 18,000        406,260
      BWAY Holding Company (a) (b)                        28,481        240,949
      Greif, Inc. - Class A                               19,448        588,497
      Rock-Tenn Company - Class A                         13,000        405,210
      Sealed Air Corporation                              43,800        593,490
      Silgan Holdings, Inc.                               13,500        618,840
      Smurfit-Stone Container Corporation (a) (b)        167,618          5,548
      Sonoco Products Company                             26,700        612,231
                                                                   ------------
                                                                      3,492,635
                                                                   ------------
   METALS & MINING - 1.6%
      A.M. Castle & Company (b)                           78,481        663,949
      Allegheny Technologies, Inc.                        30,400        671,536
      ASA Ltd.                                            39,483      1,978,098
      Carpenter Technology Corporation (b)                 3,837         63,311
      Cliffs Natural Resources, Inc. (b)                  30,600        709,002
      General Steel Holdings, Inc. (a)                    68,144        188,077
      Horsehead Holding Corporation (a) (b)              188,303        745,680
      Royal Gold, Inc. (b)                                12,900        620,232
      Schnitzer Steel Industries, Inc. - Class A          12,302        483,100
      Steel Dynamics, Inc.                                92,400        981,288
      Sutor Technology Group Ltd. (a)                    100,666        189,252
                                                                   ------------
                                                                      7,293,525
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.1%
      P.H. Glatfelter Company                             26,699        232,548
      Verso Paper Corporation                            131,913         88,382
                                                                   ------------
                                                                        320,930
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
      HickoryTech Corporation                              3,895         23,020
      Hungarian Telephone & Cable Corporation (a)            600          4,350
      NTELOS Holdings Corporation (b)                     28,400        614,576
      SureWest Communications (b)                         63,964        653,072
                                                                   ------------
                                                                      1,295,018
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.6%
      Centennial Communications Corporation (a)           42,826        350,317
      SBA Communications Corporation - Class A (a) (b)    51,600      1,026,840
      Syniverse Holdings, Inc. (a) (b)                    95,226      1,291,264
      United States Cellular Corporation (a) (b)           7,600        318,820
      USA Mobility, Inc. (a)                               8,600         90,902
                                                                   ------------
                                                                      3,078,143
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 68.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 3.6%
   ELECTRIC UTILITIES - 1.1%
      Central Vermont Public Service Corporation (b)      35,190   $    795,294
      El Paso Electric Company (a) (b)                    50,500        835,270
      Great Plains Energy, Inc. (b)                       62,000      1,182,340
      IDACORP, Inc. (b)                                   36,900      1,074,159
      Unitil Corporation (b)                                 200          4,042
      Westar Energy, Inc. (b)                             54,300      1,090,344
                                                                   ------------
                                                                      4,981,449
                                                                   ------------
   GAS UTILITIES - 0.9%
      Atmos Energy Corporation (b)                        54,328      1,333,753
      Energen Corporation                                 21,400        625,094
      National Fuel Gas Company (b)                       37,400      1,120,504
      Southwest Gas Corporation                           15,900        409,584
      UGI Corporation                                     24,900        631,713
                                                                   ------------
                                                                      4,120,648
                                                                   ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
      Dynegy, Inc. (a) (b)                               218,400        460,824
      Mirant Corporation (a) (b)                          58,800      1,009,596
      Reliant Resources, Inc. (a)                         75,200        382,768
      Synthesis Energy Systems, Inc. (a)                  59,743         26,287
                                                                   ------------
                                                                      1,879,475
                                                                   ------------
   MULTI-UTILITIES - 0.7%
      CH Energy Group, Inc.                                5,925        299,686
      Northwestern Corporation                            15,903        385,012
      OGE Energy Corporation (b)                          35,200        868,736
      TECO Energy, Inc.                                   50,900        611,309
      Vectren Corporation (b)                             53,785      1,387,115
                                                                   ------------
                                                                      3,551,858
                                                                   ------------
   WATER UTILITIES - 0.5%
      American States Water Company                       11,200        387,184
      Artesian Resources Corporation - Class A (b)         2,895         45,278
      California Water Service Group (b)                  29,700      1,291,950
      SJW Corporation (b)                                 17,175        461,836
      York Water Company (b)                               2,197         25,902
                                                                   ------------
                                                                      2,212,150
                                                                   ------------

TOTAL COMMON STOCKS (Cost $395,085,301)                            $318,372,920
                                                                   ------------

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5%                                  SHARES       VALUE
--------------------------------------------------------------------------------
40/86 Strategic Income Fund                               26,133   $    174,307
ACM Managed Dollar Income Fund                            60,250        305,467
Adams Express Company (The)                              171,236      1,301,394
Advent/Claymore Enhanced Growth & Income Fund             22,738        195,092
Advent/Claymore Global Convertible Securities &
   Income Fund                                            17,459        104,754
Alliance California Municipal Income Fund, Inc.           17,701        190,109
Alliance New York Municipal Income Fund, Inc.              2,445         27,531
AllianceBernstein Global High Income Fund, Inc.           66,540        615,495
Alpine Global Premier Properties Fund                    577,629      1,894,623

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
American Income Fund, Inc.                                   100   $        603
American Municipal Income Portfolio                          325          3,221
American Select Portfolio                                 15,700        146,638
American Strategic Income Portfolio II                    18,818        156,566
American Strategic Income Portfolio III                   46,547        407,286
American Strategic Income Portfolio, Inc.                  6,195         54,826
Asia Pacific Fund, Inc. (The)                              6,600         37,752
Asia Tigers Fund, Inc. (a)                                   200          2,020
Bancroft Fund Ltd.                                           800          9,320
BlackRock California Insured Municipal Income Trust        5,435         59,405
BlackRock California Municipal Bond Trust                  6,192         68,979
BlackRock California Municipal Income Trust                5,270         56,969
BlackRock California Municipal Income Trust II            13,096        136,853
BlackRock Dividend Achievers Trust                        34,328        251,968
BlackRock Enhanced Capital & Income Fund                  15,049        170,957
BlackRock Florida Investment Quality Municipal Trust         900          7,947
BlackRock Florida Municipal 2020 Term Trust                  299          3,441
BlackRock Global Energy & Resources Trust                 11,757        190,581
BlackRock Global Equity Income Trust                       1,200         10,008
BlackRock High Income Shares                              69,210         95,510
BlackRock Income Trust                                    18,115        111,407
BlackRock Insured Municipal Income Investment Trust        5,230         58,367
BlackRock International Growth & Income Trust (b)        216,624      1,797,979
BlackRock Long-Term Municipal Advantage Trust                700          5,691
BlackRock Muni Intermediate Duration Fund, Inc.            1,200         13,776
BlackRock Muni New York Intermediate Duration
   Fund, Inc.                                              7,799         79,316
BlackRock MuniEnhanced Fund, Inc.                            376          3,125
BlackRock MuniHoldings California Insured Fund, Inc.     132,966      1,401,462
BlackRock MuniHoldings Fund II, Inc.                         813          8,854
BlackRock MuniHoldings Insured Fund II, Inc.              43,761        447,675
BlackRock MuniHoldings Insured Fund, Inc.                  9,904        101,516
BlackRock MuniHoldings Insured Investment Fund            99,119      1,048,679
BlackRock MuniHoldings New Jersey Insured Fund, Inc.      24,093        280,202
BlackRock MuniHoldings New York Insured Fund, Inc.        81,060        828,433
BlackRock MuniYield Arizona Fund, Inc.                       400          4,008
BlackRock MuniYield California Fund, Inc.                 75,635        806,269
BlackRock MuniYield California Insured Fund, Inc.         97,625      1,048,492
BlackRock MuniYield Insured Investment Fund               10,854        114,076
BlackRock MuniYield Investment Fund                       33,579        348,214
BlackRock MuniYield Michigan Insured Fund II, Inc.        25,451        257,564
BlackRock MuniYield Michigan Insured Fund, Inc.           35,908        380,984
BlackRock MuniYield New Jersey Fund, Inc.                 10,862        127,303
BlackRock MuniYield New Jersey Insured Fund, Inc.          6,520         73,285
BlackRock MuniYield New York Insured Fund, Inc.           61,794        617,940
BlackRock MuniYield Pennsylvania Insured Fund             18,324        204,862
BlackRock MuniYield Quality Fund II, Inc.                  6,400         61,760
BlackRock New York Investment Quality Municipal
   Trust, Inc.                                               100          1,093
BlackRock New York Municipal Bond Trust                      400          4,880
BlackRock New York Municipal Income Trust II               7,901         87,306
BlackRock Pennsylvania Strategic Municipal Trust           1,100         10,670
BlackRock Preferred & Equity Advantage Trust              18,746        151,655

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
BlackRock Real Asset Equity Trust                        191,462   $  1,347,892
BlackRock S&P Quality Rankings Global Equity
   Managed Trust                                           8,057         76,219
BlackRock Strategic Bond Trust                               100            958
BlackRock Strategic Dividend Achievers Trust              79,225        597,356
BlackRock World Investment Trust                         106,186        887,715
Blue Chip Value Fund                                      16,935         40,305
Boulder Growth & Income Fund, Inc.                        91,689        406,182
Boulder Total Return Fund                                 60,689        565,015
Calamos Global Dynamic Income Fund                         6,814         41,634
Calamos Global Total Return Fund                           1,540         14,599
Calamos Strategic Total Return Fund                      157,913      1,007,485
Central Europe & Russia Fund, Inc. (The)                  59,792        865,788
Central Securities Corporation                            17,341        248,843
Chartwell Dividend & Income Fund, Inc.                    41,330        123,577
Chile Fund, Inc.                                             200          2,190
Claymore/Guggenheim Strategic Opportunities Fund          11,156        115,018
Clough Global Allocation Fund                              3,812         39,569
Clough Global Equity Fund                                 52,486        488,645
Clough Global Opportunities Fund                         153,623      1,394,897
Cohen & Steers Advantage Income Realty Fund, Inc.        256,834        862,962
Cohen & Steers Dividend Majors Fund, Inc.                 32,032        284,124
Cohen & Steers Global Income Builder, Inc.                64,592        485,086
Cohen & Steers Premium Income Realty Fund, Inc.          180,341        568,074
Cohen & Steers Quality Income Realty Fund, Inc.          300,191      1,116,711
Cohen & Steers REIT & Preferred Income Fund, Inc.        277,167      1,546,592
Cohen & Steers REIT & Utility Income Fund, Inc.          237,933      1,518,013
Cohen & Steers Select Utility Fund, Inc.                 137,132      1,553,706
Cohen & Steers Total Return Realty Fund, Inc.              8,303         55,298
Cohen & Steers Worldwide Realty Income Fund, Inc.        147,022        448,417
Cornerstone Strategic Value Fund                             419          3,603
Credit Suisse Asset Management Income Fund, Inc.           1,023          2,598
Delaware Enhanced Global Dividend & Income Fund           58,892        426,378
Delaware Investments Arizona Municipal Income
   Fund, Inc.                                              5,203         52,810
Delaware Investments Dividend & Income Fund, Inc.          5,990         29,231
Delaware Investments Global Dividend & Income
   Fund, Inc.                                              1,100          5,368
Delaware Investments Minnesota Municipal Income
   Fund II                                                   213          2,569
Denali Fund (The)                                          1,400         14,560
Diamond Hill Financial Trends Fund                        25,010        129,802
Dividend Capital Realty Income Allocation Fund            82,896        141,752
Dividend Capital Strategic Fund (The)                     41,272        134,134
Dreman/Claymore Dividend & Income Fund                   169,859        319,335
DTF Tax-Free Income, Inc.                                 12,060        151,835
DWS Dreman Value Income Edge Fund                        240,468        973,895
DWS Global Commodities Stock Fund, Inc.                  111,967        634,853
DWS Global High Income Fund, Inc.                         25,003        152,518
DWS Multi-Market Income Trust                             20,096        128,413
DWS Municipal Income Trust                                51,119        486,142
DWS RREEF Real Estate Fund II, Inc.                       31,039         22,348
DWS RREEF Real Estate Fund, Inc.                         148,327        324,836
DWS RREEF World Real Estate & Tactical Strategies
   Fund, Inc.                                             55,956        284,816
DWS Strategic Income Trust                                 7,470         63,943

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
Eagle Capital Growth Fund, Inc.                              100   $        430
Eaton Vance California Municipal Income Trust              7,690         75,977
Eaton Vance Insured Michigan Municipal Bond Fund             955          9,770
Eaton Vance Michigan Municipal Income Trust                3,198         29,134
Eaton Vance New Jersey Municipal Income Trust              2,600         24,570
Eaton Vance Ohio Municipal Income Trust                      231          2,356
Eaton Vance Pennsylvania Municipal Income Trust            3,003         30,991
Eaton Vance Short Duration Diversified Income Fund         8,769        112,857
Eaton Vance Tax-Advantaged Dividend Income Fund (b)      166,126      1,827,386
Eaton Vance Tax-Advantaged Global Dividend Income
   Fund (b)                                              192,163      1,879,354
Eaton Vance Tax-Advantaged Global Dividend
   Opportunities Fund                                     59,842        796,497
Eaton Vance Tax-Managed Global Buy-Write
   Opportunities Fund                                    195,090      1,943,096
Eaton Vance Tax-Managed Global Diversified Equity
   Income Fund                                           199,334      1,925,566
Ellsworth Fund Ltd.                                        6,677         34,119
Emerging Markets Telecommunications Fund                   3,354         41,355
Equus Total Return, Inc.                                   8,403         36,805
European Equity Fund, Inc. (The) (a)                      21,080         97,600
Evergreen Global Dividend Opportunity Fund                30,800        295,064
Evergreen International Balanced Income Fund               6,100         73,383
Evergreen Multi-Sector Income Fund                        74,740        837,835
Federated Premium Intermediate Municipal Income Fund       5,800         62,640
Fiduciary/Claymore Dynamic Equity Fund                       800          3,296
First Financial Fund, Inc.                                 1,300          5,850
First Israel Fund, Inc.                                    7,085         56,255
First Trust Enhanced Equity Income Fund                   66,624        577,630
First Trust Specialty Finance & Finance Opportunities
   Fund                                                   25,524        103,883
First Trust Tax-Advantaged Preferred Income Fund           1,100          4,730
First Trust/Aberdeen Emerging Opportunity Fund            11,805        131,862
First Trust/Aberdeen Global Opportunity Fund              45,235        496,680
First Trust/Four Corners Senior Floating Rate Income
   Fund                                                      601          4,814
First Trust/Four Corners Senior Floating Rate Income
   Fund II                                                23,017        191,501
Flaherty & Crumrine Preferred Income Fund                    100            705
Flaherty & Crumrine Preferred Income Opportunity
   Fund, Inc.                                                100            475
Flaherty & Crumrine/Claymore Preferred Securities
   Income Fund, Inc.                                          66            539
Flaherty & Crumrine/Claymore Total Return Fund, Inc.      23,816        199,816
Foxby Corporation (a)                                      1,100            836
Franklin Universal Trust                                   9,461         40,588
Gabelli Dividend & Income Trust (b)                      186,676      1,842,492
Gabelli Global Deal Fund                                  40,906        531,778
Gabelli Global Multimedia Trust, Inc.                     16,241         64,477
Gabelli Global Utility & Income Trust                        100          1,615
Gabelli Healthcare & WellnessRx Trust (The)               19,969         99,246
General American Investors Company, Inc.                  20,588        329,408
Global High Income Fund, Inc.                             43,239        378,341
Global Income & Currency Fund                             14,853        213,883
Global Income Fund                                         2,900          8,845
Greater China Fund, Inc. (a)                                 400          2,812
H&Q Healthcare Investors (a)                              15,303        176,138
H&Q Life Sciences Investors (a)                           41,795        371,975
Helios Advantage Income Fund, Inc.                       115,159        114,007
Helios High Income Fund, Inc.                            113,137        113,137

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
Helios Multi-Sector High Income Fund, Inc.               178,172   $    121,157
Helios Strategic Income Fund, Inc.                       128,215        112,829
Helios Total Return Fund, Inc.                             1,608          7,847
Highland Credit Strategies Fund                          184,574      1,077,912
Highland Distressed Opportunities, Inc.                   15,394         36,022
Indonesia Fund, Inc.                                         100            492
ING Clarion Global Real Estate Income Fund               483,178      1,874,731
ING Clarion Real Estate Income Fund                       81,828        271,669
ING Global Equity Dividend and Premium Opportunity
   Fund                                                   86,076        833,216
ING Risk Managed Natural Resources Fund                   58,708        788,448
Insured Municipal Income Fund                              8,700        101,877
Investment Grade Municipal Income Fund                     6,208         71,082
Japan Equity Fund                                         10,886         50,293
Japan Smaller Capitalization Fund, Inc.                   11,932         78,274
John Hancock Bank & Thrift Opportunity Fund               61,094        667,146
John Hancock Patriot Premium Dividend Fund II             56,084        397,636
John Hancock Tax-Advantage Dividend Income Fund            1,450         14,630
Korea Equity Fund, Inc.                                   10,386         52,865
Latin America Discovery Fund, Inc.                           600          4,986
Lazard Global Total Return & Income Fund, Inc.            13,963        155,129
Lazard World Dividend & Income Fund, Inc.                  1,400         10,990
Liberty All-Star Equity Fund                             558,041      1,741,088
Liberty All-Star Growth Fund                              51,680        130,750
LMP Capital & Income Fund, Inc.                           67,742        541,259
LMP Corporate Loan Fund, Inc.                             11,630         79,665
LMP Real Estate Income Fund, Inc.                         50,249        240,693
Macquarie Global Infrastructure Total Return
   Fund, Inc. (b)                                         68,133        850,981
Macquarie/First Trust Global Infrastructure/
   Utilities Dividend & Income Fund                        6,645         70,171
Madison Strategic Sector Premium Fund                      9,436         79,923
Madison/Claymore Covered Call & Equity Strategy Fund      42,035        250,108
Malaysia Fund, Inc.                                        8,056         39,555
MBIA Capital/Claymore Managed Duration Investment
   Grade Municipal Fund                                   17,200        172,860
Mexico Equity & Income Fund, Inc. (a)                      4,735         24,385
Mexico Fund, Inc. (The) (a)                               30,200        396,828
MFS California Insured Municipal Trust                       627          5,455
MFS Investment Grade Municipal Trust                       6,451         46,447
MFS Multimarket Income Trust                                 100            522
MFS Special Value Trust                                    9,480         41,428
Morgan Stanley Asia-Pacific Fund, Inc.                    67,087        650,744
Morgan Stanley California Insured Municipal
   Income Trust                                           40,170        454,724
Morgan Stanley California Quality Municipal Securities     4,204         41,872
Morgan Stanley Eastern Europe Fund, Inc. (a)               1,382          9,674
Morgan Stanley Emerging Markets Debt Fund, Inc.           83,426        638,209
Morgan Stanley Emerging Markets Domestic Debt
   Fund, Inc. (b)                                        177,257      1,949,827
Morgan Stanley Global Opportunity Bond Fund, Inc.          7,236         37,627
Morgan Stanley Income Securities, Inc.                       400          5,540
Morgan Stanley Insured California Municipal Securities     1,201         15,049
Morgan Stanley Insured Municipal Bond Trust                  286          3,318
Morgan Stanley Insured Municipal Income Trust             16,896        201,569

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
Morgan Stanley Insured Municipal Trust                    13,283   $    154,083
Morgan Stanley Municipal Premium Income Trust              9,300         59,148
Morgan Stanley New York Quality Municipal Securities       4,579         49,636
Morgan Stanley Quality Municipal Income Trust              3,124         31,740
Morgan Stanley Quality Municipal Investment Trust            400          4,248
NASDAQ Premium Income & Growth Fund, Inc.                  1,117         10,846
Neuberger Berman California Intermediate Municipal
   Fund, Inc.                                             18,706        216,990
Neuberger Berman Dividend Advantage Fund, Inc.            12,352         79,423
Neuberger Berman High Yield Fund                          41,034        298,728
Neuberger Berman Income Opportunity Fund, Inc.            68,080        241,684
Neuberger Berman Intermediate Municipal Fund, Inc.        22,915        276,355
Neuberger Berman New York Intermediate Municipal
   Fund, Inc.                                              5,000         56,000
Neuberger Berman Real Estate Securities Income
   Fund, Inc.                                            255,535        447,186
New America High Income Fund, Inc.                         5,400         30,618
New Germany Fund, Inc.                                    89,883        599,520
New Ireland Fund, Inc.                                    24,493        106,788
Nicholas-Applegate Global Equity & Convertible
   Income Fund                                            24,516        241,973
Nicholas-Applegate International & Premium
   Strategy Fund                                           3,747         39,643
Nuveen Arizona Dividend Advantage Municipal Fund           1,000         10,250
Nuveen Arizona Dividend Advantage Municipal Fund 2           300          3,321
Nuveen Arizona Dividend Advantage Municipal Fund 3         1,400         14,434
Nuveen Arizona Premium Income Municipal Fund               2,600         28,184
Nuveen California Dividend Advantage Municipal Fund       10,806        113,031
Nuveen California Dividend Advantage Municipal Fund 2     45,080        489,569
Nuveen California Dividend Advantage Municipal Fund 3     38,767        401,626
Nuveen California Investment Quality Municipal Fund       23,449        252,780
Nuveen California Municipal Market Opportunity Fund        8,950         94,870
Nuveen California Preferred Plus Municipal Fund           23,493        248,086
Nuveen California Premium Income Municipal Fund            8,319         85,020
Nuveen California Quality Income Municipal Fund           30,278        348,500
Nuveen California Select Quality Municipal Fund           47,473        497,042
Nuveen Connecticut Dividend Advantage Municipal Fund 2       100          1,297
Nuveen Connecticut Dividend Advantage Municipal Fund 3     2,501         29,287
Nuveen Connecticut Premium Income Municipal Fund           3,100         36,921
Nuveen Core Equity Alpha Fund                             24,400        227,896
Nuveen Diversified Dividend & Income Fund                 64,021        403,973
Nuveen Dividend Advantage Municipal Fund 3                   271          3,238
Nuveen Equity Premium & Growth Fund                       18,100        189,688
Nuveen Equity Premium Advantage Fund                      12,804        130,985
Nuveen Equity Premium Income Fund                         44,035        466,771
Nuveen Equity Premium Opportunity Fund                     7,174         77,694
Nuveen Florida Investment Quality Municipal Fund          71,243        767,287
Nuveen Florida Quality Income Municipal Fund              54,846        615,372
Nuveen Georgia Dividend Advantage Municipal Fund             601          6,905
Nuveen Georgia Dividend Advantage Municipal Fund 2         1,100         12,485
Nuveen Georgia Premium Income Municipal Fund                 120          1,379
Nuveen Global Government Enhanced Income Fund              8,171        136,292
Nuveen Global Value Opportunities Fund                    18,727        217,233
Nuveen Insured California Dividend Advantage
   Municipal Fund                                          9,784        112,516
Nuveen Insured California Premium Income Municipal
   Fund                                                    5,902         73,834
Nuveen Insured California Premium Income Municipal
   Fund 2                                                 22,767        243,607

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
Nuveen Insured California Tax-Free Advantage
   Municipal Fund                                          1,386   $     15,592
Nuveen Insured Dividend Advantage Municipal Fund             300          3,756
Nuveen Insured Florida Premium Income Municipal Fund      34,007        402,303
Nuveen Insured Florida Tax Free Advantage
   Municipal Fund                                          2,532         28,764
Nuveen Insured Municipal Opportunity Fund, Inc.           21,111        246,999
Nuveen Insured New York Dividend Advantage
   Municipal Fund                                         11,493        132,859
Nuveen Insured New York Premium Income Municipal Fund      8,577         99,064
Nuveen Insured New York Tax Free Advantage
   Municipal Fund                                            435          5,394
Nuveen Insured Premium Income Municipal Fund              68,995        726,517
Nuveen Insured Tax-Free Advantage Municipal Fund             600          7,152
Nuveen Maryland Dividend Advantage Municipal Fund            100          1,230
Nuveen Maryland Dividend Advantage Municipal Fund 3          100          1,140
Nuveen Maryland Premium Income Municipal Fund              1,800         20,448
Nuveen Massachusetts Premium Income Municipal Fund         1,202         14,099
Nuveen Michigan Dividend Advantage Municipal Fund          2,605         26,623
Nuveen Michigan Premium Income Municipal Fund             13,195        139,999
Nuveen Michigan Quality Income Municipal Fund             19,721        217,917
Nuveen Multi-Currency Short-Term Government Income
   Fund (b)                                              103,653      1,370,293
Nuveen Multi-Strategy Income & Growth Fund               300,122      1,371,558
Nuveen Multi-Strategy Income & Growth Fund 2 (b)         380,100      1,794,072
Nuveen Municipal Market Opportunity Fund                   1,600         18,464
Nuveen New Jersey Dividend Advantage Municipal Fund        6,564         69,513
Nuveen New Jersey Dividend Advantage Municipal Fund 2      5,047         55,719
Nuveen New Jersey Investment Quality Municipal Fund       30,293        330,194
Nuveen New Jersey Premium Income Municipal Fund            5,173         61,455
Nuveen New York Dividend Advantage Municipal Fund          2,400         27,816
Nuveen New York Dividend Advantage Municipal Fund 2        6,300         69,615
Nuveen New York Investment Quality Municipal Fund         49,879        572,112
Nuveen New York Performance Plus Municipal Fund           13,200        154,572
Nuveen New York Quality Income Municipal Fund, Inc.       49,767        558,386
Nuveen New York Select Quality Municipal Fund, Inc.       31,880        365,345
Nuveen North Carolina Dividend Advantage Municipal
   Fund 2                                                    100          1,311
Nuveen Ohio Dividend Advantage Municipal Fund              1,700         20,655
Nuveen Ohio Dividend Advantage Municipal Fund 2            3,263         37,035
Nuveen Pennsylvania Dividend Advantage Fund                  100          1,135
Nuveen Pennsylvania Dividend Advantage Municipal
   Fund 2                                                  1,500         16,875
Nuveen Pennsylvania Investment Quality Municipal Fund     33,451        366,288
Nuveen Pennsylvania Premium Income Municipal Fund 2       24,756        249,540
Nuveen Premier Insured Municipal Income Fund, Inc.         6,519         80,053
Nuveen Premier Municipal Income Fund, Inc.                15,400        172,172
Nuveen Premium Income Municipal Fund 2                    29,180        332,652
Nuveen Quality Preferred Income Fund                          66            335
Nuveen Real Estate Income Fund                            71,200        370,952
Nuveen Tax-Advantaged Dividend Growth Fund                44,996        376,167
Nuveen Tax-Advantaged Floating Rate Fund                  11,068         27,227
Nuveen Tax-Advantaged Total Return Strategy Fund          23,563        175,780
Old Mutual Claymore Long-Short Fund                       30,885        256,963
Petroleum & Resources Corporation                          1,100         21,791
Pioneer Municipal High Income Trust                        5,778         58,011
Putnam Managed Municipal Income Trust                     13,800         73,968
Putnam Municipal Opportunities Trust                      21,207        198,498

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 21.5% (CONTINUED)                      SHARES       VALUE
--------------------------------------------------------------------------------
Reaves Utility Income Fund (The)                           9,616   $    125,681
Renaissance Capital Growth & Income Fund III, Inc.         4,600         14,950
RMR Asia Pacific Real Estate Fund                          6,200         37,820
RMR Asia Real Estate Fund (a)                             14,849         90,282
RMR Dividend Capture Fund                                  1,889          4,326
RMR F.I.R.E. Fund                                          3,100          4,960
RMR Hospitality and Real Estate Fund                       4,154          8,848
RMR Preferred Dividend Fund                                4,077          5,912
RMR Real Estate Fund                                      45,429        110,392
Seligman LaSalle International Real Estate Fund, Inc.     55,310        274,891
Singapore Fund, Inc.                                       3,599         25,373
Source Capital, Inc.                                         900         25,650
Spain Fund, Inc.                                          12,869         59,970
Strategic Global Income Fund, Inc.                        12,756        102,558
SunAmerica Focused Alpha Growth Fund, Inc.                41,011        377,301
SunAmerica Focused Alpha Large-Cap Fund, Inc.             44,153        435,349
Swill Helvetia Fund, Inc.                                 72,360        752,544
Taiwan Fund, Inc.                                          3,700         31,376
Templeton Dragon Fund, Inc.                               67,348      1,031,098
Templeton Emerging Markets Income Fund                   101,410        996,860
Thai Capital Fund, Inc. (The)                                100            653
Thai Fund, Inc. (The)                                        795          4,492
TS&W/Claymore Tax-Advantaged Balanced Fund                22,652        170,796
Turkish Investment Fund, Inc. (The) (a)                    6,072         33,700
Van Kampen High Income Trust II                           17,323         36,725
Van Kampen Pennsylvania Value Municipal Income Trust      18,893        200,455
Van Kampen Trust for Investment Grade New Jersey
   Municipals                                              1,400         17,500
Van Kampen Trust for Investment Grade New York
   Municipals                                              9,600        105,216
Western Asset Emerging Markets Debt Fund, Inc.           106,783      1,350,805
Western Asset Emerging Markets Floating Rate Fund         42,337        337,003
Western Asset Emerging Markets Income Fund II, Inc (a)    82,858        739,922
Western Asset Global High Income Fund, Inc.               84,841        644,792
Western Asset Intermediate Muni Fund, Inc.                 2,300         18,722
Western Asset Municipal Partners Fund, Inc.               10,300        112,785
Western Asset Worldwide Income Fund, Inc.                 31,615        292,439
Zweig Fund, Inc.                                         128,907        339,025
Zweig Total Return Fund, Inc. (The)                       29,010         95,733
                                                                   ------------
TOTAL CLOSED-END FUNDS (Cost $101,428,637)                         $100,058,239
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 15.1%                                SHARES       VALUE
--------------------------------------------------------------------------------
UMB Money Market Fiduciary, 0.062% (c)
   (Cost $70,440,022)                                 70,440,022   $ 70,440,022
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 104.9% (Cost $566,953,960)            $488,871,181

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9%)                      (22,987,789)
                                                                   ------------

NET ASSETS - 100.0%                                                $465,883,392
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Variable rate security. The rate shown is the effective yield as of January 31, 2009.

See accompanying notes to schedules of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JANUARY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2%
   AUTO COMPONENTS - 0.8%
      American Axle & Manufacturing Holdings, Inc.       166,498   $    181,483
      BorgWarner, Inc.                                    19,500        329,160
      Cooper Tire & Rubber Company                       141,858        662,477
      Dana Holding Corporation (a)                        86,229         62,947
      Drew Industries, Inc. (a)                           40,007        344,860
      Fuel Systems Solutions, Inc. (a)                    11,900        311,066
      Goodyear Tire & Rubber Company (The) (a)           134,740        831,346
      Raser Technologies, Inc. (a)                        98,268        367,522
      Superior Industries International, Inc.             51,923        533,249
                                                                   ------------
                                                                      3,624,110
                                                                   ------------
   AUTOMOBILES - 0.1%
      Fleetwood Enterprises, Inc. (a)                    145,824         11,812
      Thor Industries, Inc.                               43,200        457,056
      Winnebago Industries, Inc.                          46,630        257,864
                                                                   ------------
                                                                        726,732
                                                                   ------------
   DISTRIBUTORS - 0.1%
      Audiovox Corporation - Class A (a)                  10,110         45,596
      LKQ Corporation (a)                                 49,400        570,570
                                                                   ------------
                                                                        616,166
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.9%
      Capella Education Company (a)                       15,301        846,604
      Corinthian Colleges, Inc. (a)                       42,600        795,768
      Escala Group, Inc. (a)                              45,400         63,560
      Home Solutions of America, Inc. (a)                148,563         16,342
      K12, Inc. (a)                                       20,800        332,176
      Nobel Learning Communities, Inc. (a)                 1,599         21,650
      Pre-Paid Legal Services, Inc. (a)                   18,432        619,684
      Sotheby's Holdings, Inc. - Class A                  17,900        155,551
      Stewart Enterprises, Inc. - Class A                169,730        580,477
      Universal Technical Institute, Inc. (a)             43,571        763,800
                                                                   ------------
                                                                      4,195,612
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 2.8%
      BJ's Restaurants, Inc. (a)                          30,420        337,662
      Bluegreen Corporation (a)                           27,238         47,666
      Bob Evans Farms, Inc.                               36,200        635,672
      Boyd Gaming Corporation                            181,141        871,288
      Brinker International, Inc.                         39,300        431,121
      Buffalo Wild Wings, Inc. (a)                        27,800        624,388
      California Pizza Kitchen, Inc. (a)                  45,238        468,666
      CEC Entertainment, Inc. (a)                         29,176        680,968
      Chipotle Mexican Grill, Inc. (a)                    14,400        687,744
      Cracker Barrel Old Country Store, Inc.              35,800        629,006
      DineEquity, Inc.                                    29,519        260,948
      Dover Downs Gaming & Entertainment, Inc.            10,952         34,937
      Gaylord Entertainment Company (a)                   60,020        636,212
      Great Wolf Resorts, Inc. (a)                       127,170        245,438
      Isle of Capri Casinos, Inc. (a)                      5,484         15,520

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2% (CONTINUED)
   HOTELS, RESTAURANTS & LEISURE - 2.8% (CONTINUED)
      Jamba, Inc. (a)                                    143,344   $     78,839
      Krispy Kreme Doughnuts, Inc. (a)                   150,863        209,699
      Landry's Restaurants, Inc.                           6,935         44,800
      Life Time Fitness, Inc. (a)                         45,000        666,450
      MGM Mirage (a)                                       5,000         40,000
      Morgans Hotel Group Company (a)                     17,900         65,335
      Multimedia Games, Inc. (a)                          69,722        119,225
      P.F. Chang's China Bistro, Inc. (a)                 28,500        505,305
      Panera Bread Company - Class A (a)                  12,800        601,344
      Peet's Coffee & Tea, Inc. (a)                       24,485        497,535
      Pinnacle Entertainment, Inc. (a)                    73,124        495,781
      Red Robin Gourmet Burgers, Inc. (a)                 40,307        490,939
      Sonic Corporation (a)                               79,120        770,629
      Steak n Shake Company (The) (a)                     84,138        481,269
      Texas Roadhouse, Inc. (a)                           57,370        437,733
      Vail Resorts, Inc. (a)                              14,584        340,099
      VCG Holding Corporation (a)                         12,791         20,210
      Wynn Resorts Ltd. (a)                               12,400        372,992
                                                                   ------------
                                                                     12,845,420
                                                                   ------------
   HOUSEHOLD DURABLES - 1.0%
      American Greetings Corporation                      44,387        192,640
      Beazer Homes USA, Inc. (a)                         106,500        109,695
      Brookfield Homes Corporation                        46,060        114,689
      Cavco Industries, Inc. (a)                          11,231        274,935
      CSS Industries, Inc.                                 6,700        101,639
      Ethan Allen Interiors, Inc.                         60,236        686,088
      Furniture Brands International, Inc.                59,799        122,588
      Garmin Ltd.                                         18,600        326,058
      Helen of Troy Ltd. (a)                              52,900        553,863
      Hooker Furniture Corporation                        41,972        339,134
      Hovnanian Enterprises, Inc. - Class A (a)           98,413        166,318
      iRobot Corporation (a)                              48,707        370,173
      La-Z-Boy, Inc.                                     102,097         99,034
      Leggett & Platt, Inc.                               24,400        304,756
      M/I Homes, Inc.                                     26,843        237,292
      Meritage Homes Corporation (a)                       2,500         27,550
      Palm Harbor Homes, Inc. (a)                          5,300         18,762
      Sealy Corporation                                  105,879        195,876
      Skyline Corporation                                  5,400        108,432
      Standard Pacific Corporation (a)                   122,028        172,060
      Stanley Furniture Company, Inc.                      4,200         32,970
                                                                   ------------
                                                                      4,554,552
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.9%
      1-800-FLOWERS.COM, Inc. (a)                         48,074        120,666
      BIDZ.com, Inc. (a)                                   2,021          6,346
      Blue Nile, Inc. (a)                                 31,500        636,930
      Expedia, Inc. (a)                                   37,200        332,196
      Gaiam, Inc. - Class A (a)                           44,193        157,769
      NetFlix, Inc. (a)                                   34,345      1,241,228

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2% (CONTINUED)
   INTERNET & CATALOG RETAIL - 0.9% (CONTINUED)
      NutriSystem, Inc.                                   34,240   $    441,354
      Overstock.com, Inc. (a)                             52,592        577,460
      PetMed Express, Inc. (a)                            45,725        660,269
      Shutterfly, Inc. (a)                                 6,238         41,233
      Stamps.com, Inc. (a)                                28,617        234,087
                                                                   ------------
                                                                      4,449,538
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.6%
      Arctic Cat, Inc.                                    56,986        244,470
      Brunswick Corporation                               40,000        111,200
      Eastman Kodak Company                               99,545        450,939
      Leapfrog Enterprises, Inc. (a)                     164,653        330,952
      Polaris Industries, Inc.                            25,295        538,025
      Pool Corporation                                    36,700        581,695
      RC2 Corporation (a)                                 64,020        371,956
                                                                   ------------
                                                                      2,629,237
                                                                   ------------
   MEDIA - 1.5%
      Arbitron, Inc.                                      19,131        287,348
      Charter Communications, Inc. - Class A (a)          20,500          1,845
      Cox Radio, Inc. - Class A (a)                       77,850        393,142
      Entercom Communications Corporation                121,235        141,845
      Fisher Communications, Inc. (a)                      4,119         62,815
      Gannett Company, Inc.                               95,400        550,458
      Gray Television, Inc.                              129,729         42,811
      Harte-Hanks, Inc.                                  124,042        781,465
      Journal Communications, Inc.                        91,620        164,000
      Lakes Entertainment, Inc. (a)                       17,678         52,327
      Lamar Advertising Company - Class A (a)             64,300        579,343
      Lee Enterprises, Inc.                              103,443         32,067
      LIN TV Corporation - Class A (a)                    91,143         63,800
      Live Nation, Inc. (a)                              152,401        797,057
      McClatchy Company - Class A                         20,438         13,489
      Media General, Inc.                                 89,025        173,599
      Mediacom Communications Corporation (a)             16,395         88,533
      Meredith Corporation                                66,575      1,063,203
      New York Times Company (The)                       116,929        581,137
      RCN Corporation (a)                                 37,392        137,602
      Scholastic Corporation                              45,868        499,961
      Sinclair Broadcast Group, Inc.                     134,807        249,393
      Warner Music Group Corporation                      30,400         62,320
      World Wrestling Entertainment, Inc.                 21,600        210,384
                                                                   ------------
                                                                      7,029,944
                                                                   ------------
   MULTI-LINE RETAIL - 0.4%
      Big Lots, Inc. (a)                                  49,900        671,155
      Fred's, Inc.                                        17,849        183,131
      Saks, Inc. (a)                                      97,540        245,801
      Sears Holdings Corporation (a)                      13,779        563,836
                                                                   ------------
                                                                      1,663,923
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2% (CONTINUED)
   SPECIALTY RETAIL - 2.2%
      America's Car-Mart, Inc. (a)                         8,000   $     72,720
      AutoNation, Inc. (a)                                75,800        703,424
      Barnes & Noble, Inc.                                10,300        169,126
      Blockbuster, Inc. (a)                              236,288        302,449
      Brown Shoe Company, Inc.                            18,500         86,765
      Cabela's, Inc. - Class A (a)                        60,230        337,890
      CarMax, Inc. (a)                                    63,391        524,244
      Casual Male Retail Group, Inc. (a)                  68,612         26,072
      Charming Shoppes, Inc. (a)                         163,445        176,521
      Christopher & Banks Corporation                     54,358        210,909
      Conn's, Inc. (a)                                    32,251        392,172
      DSW, Inc. - Class A (a)                             34,600        345,308
      Eddie Bauer Holdings, Inc. (a)                      36,760         27,570
      Genesco, Inc. (a)                                   23,600        363,440
      Group 1 Automotive, Inc.                            54,087        539,247
      Haverty Furniture Companies, Inc.                   62,200        498,844
      hhgregg, Inc. (a)                                   26,500        214,650
      Hibbett Sports, Inc. (a)                            42,385        576,860
      J. Crew Group, Inc. (a)                             59,800        598,000
      Jo-Ann Stores, Inc. (a)                             27,990        357,432
      Jos. A. Bank Clothiers, Inc. (a)                    21,453        589,099
      MarineMax, Inc. (a)                                 95,939        168,853
      Men's Warehouse, Inc. (The)                         55,300        644,245
      Midas, Inc. (a)                                     17,675        154,656
      Pep Boys - Manny Moe & Jack (The)                  148,546        429,298
      Pier 1 Imports, Inc. (a)                           119,182         41,714
      Sally Beauty Holdings, Inc. (a)                     59,990        283,753
      Stein Mart, Inc. (a)                                 9,993         11,692
      Systemax, Inc. (a)                                  29,100        294,783
      Talbots, Inc.                                       30,915         62,757
      Tractor Supply Company (a)                          19,900        670,829
      West Marine, Inc. (a)                               36,037        183,789
      Zale Corporation (a)                               118,611        147,078
      Zumiez, Inc. (a)                                    11,400         81,510
                                                                   ------------
                                                                     10,287,699
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      Cherokee, Inc.                                      28,484        435,235
      Columbia Sportswear Company                         18,100        519,832
      CROCS, Inc. (a)                                     69,290         83,148
      Iconix Brand Group, Inc. (a)                        70,214        580,670
      Kenneth Cole Productions, Inc. - Class A            49,393        315,621
      K-Swiss, Inc. - Class A                             33,000        353,760
      Liz Claiborne, Inc.                                260,521        573,146
      lululemon athletica, Inc. (a)                       68,330        464,644
      True Religion Apparel, Inc. (a)                     55,743        636,028
      Under Armour, Inc. - Class A (a)                     5,500        101,750
                                                                   ------------
                                                                      4,063,834
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1%
   BEVERAGES - 0.1%
      Boston Beer Company, Inc. - Class A (a)             12,300   $    310,452
      Hansen Natural Corporation (a)                       4,600        154,100
      Jones Soda Company (a)                             128,177         55,116
                                                                   ------------
                                                                        519,668
                                                                   ------------
   FOOD & STAPLES RETAILING - 0.4%
      BJ's Wholesale Club, Inc. (a)                        4,300        123,324
      Great Atlantic & Pacific Tea Company,
         Inc. (The) (a)                                   66,296        472,028
      Nash Finch Company                                  14,140        608,444
      United Natural Foods, Inc. (a)                      38,730        601,864
      Whole Foods Market, Inc.                            31,800        325,950
                                                                   ------------
                                                                      2,131,610
                                                                   ------------
   FOOD PRODUCTS - 1.0%
      Cal-Maine Foods, Inc.                               20,215        547,422
      Chiquita Brands International, Inc. (a)             30,718        429,438
      Flowers Foods, Inc.                                 33,600        722,064
      Hain Celestial Group, Inc. (The) (a)                47,965        730,027
      Lance, Inc.                                         34,767        654,663
      Omega Protein Corporation (a)                       19,004         72,595
      Origin Agritech Ltd. (a)                               766          1,570
      Sanderson Farms, Inc.                                4,300        155,574
      Seneca Foods Corporation - Class A (a)                 300          6,105
      Smithfield Foods, Inc. (a)                          53,500        635,045
      Synutra International, Inc. (a)                      1,414         12,825
      Tootsie Roll Industries, Inc.                       29,337        700,274
                                                                   ------------
                                                                      4,667,602
                                                                   ------------
   PERSONAL PRODUCTS - 0.4%
      Chattem, Inc. (a)                                    7,999        540,733
      Elizabeth Arden, Inc. (a)                           45,369        264,501
      Inter Parfums, Inc.                                 21,341        128,900
      Mannatech, Inc.                                     99,829        268,540
      NBTY, Inc. (a)                                      13,600        255,408
      USANA Health Sciences, Inc. (a)                     18,968        440,247
                                                                   ------------
                                                                      1,898,329
                                                                   ------------
   TOBACCO - 0.2%
      Alliance One International, Inc. (a)                83,776        201,062
      Universal Corporation                               20,022        612,273
                                                                   ------------
                                                                        813,335
                                                                   ------------
ENERGY - 2.0%
   ENERGY EQUIPMENT & SERVICES - 0.5%
      Bristow Group, Inc. (a)                             15,300        370,107
      Bronco Drilling Company, Inc. (a)                    5,331         28,148
      ENGlobal Corporation (a)                            62,304        193,142
      Global Industries Ltd. (a)                          70,800        244,260
      Matrix Service Company (a)                           4,400         23,276
      Oceaneering International, Inc. (a)                 32,110      1,106,510
      SulphCo, Inc. (a)                                  232,659        132,616
                                                                   ------------
                                                                      2,098,059
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 2.0% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS - 1.5%
      Atlas America, Inc.                                 56,188   $    713,588
      Cheniere Energy, Inc. (a)                           97,393        342,823
      Comstock Resources, Inc. (a)                        20,431        779,034
      Delta Petroleum Corporation (a)                     68,900        299,026
      Denbury Resources, Inc. (a)                        103,350      1,265,004
      Evergreen Energy, Inc. (a)                         302,222        181,333
      GeoGlobal Resources, Inc. (a)                       14,023         15,986
      Harvest Natural Resources, Inc. (a)                 62,073        248,292
      Interoil Corporation (a)                             8,437        144,695
      James River Coal Company (a)                        12,600        170,856
      McMoRan Exploration Company (a)                     68,500        458,265
      Nordic American Tanker Shipping Ltd.                12,424        356,072
      Pacific Ethanol, Inc. (a)                          136,969         75,333
      Permian Basin Royalty Trust                          6,390         84,540
      Southern Union Company                              69,500        895,855
      Tri-Valley Corporation (a)                          61,374         82,855
      USEC, Inc. (a)                                     117,877        599,994
      Verenium Corporation (a)                            47,283         58,158
      Western Refining, Inc.                              28,700        334,642
                                                                   ------------
                                                                      7,106,351
                                                                   ------------
FINANCIALS - 10.6%
   CAPITAL MARKETS - 1.7%
      American Capital Ltd.                               55,985        160,117
      Apollo Investment Corporation                       81,085        531,107
      Ares Capital Corporation                           103,009        485,172
      Cohen & Steers, Inc.                                31,740        342,792
      Epoch Holding Corporation                            5,379         32,973
      Evercore Partners, Inc. - Class A                   52,630        591,035
      FCStone Group, Inc. (a)                             39,600        152,460
      GAMCO Investors, Inc. - Class A                     15,510        484,533
      Gladstone Capital Corporation                       26,763        235,247
      Greenhill & Company, Inc.                           10,927        710,474
      Harris & Harris Group, Inc. (a)                     24,848         87,217
      Jefferies Group, Inc.                               51,600        595,464
      KBW, Inc. (a)                                       21,200        398,136
      LaBranche & Company, Inc. (a)                      104,571        717,357
      Legg Mason, Inc.                                    41,800        671,308
      MF Global Ltd. (a)                                 228,892        618,008
      NGP Capital Resources Company                       20,298        171,315
      Penson Worldwide, Inc. (a)                             200          1,196
      Pzena Investment Management, Inc.                   66,970        176,801
      Raymond James Financial, Inc.                        8,400        155,484
      Thomas Weisel Partners Group, Inc. (a)              23,182         71,632
      TradeStation Group, Inc. (a)                        89,771        494,638
      U.S. Global Investors, Inc.                         31,762        158,492
      W.P. Stewart & Company Ltd. (a)                        104            312
                                                                   ------------
                                                                      8,043,270
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 10.6% (CONTINUED)
   COMMERCIAL BANKS - 3.6%
      Banner Corporation                                  61,884   $    194,935
      Boston Private Financial Holdings, Inc.             53,311        251,095
      Capital City Bank Group, Inc.                        8,322        133,318
      Capitol Bancorp Ltd.                                44,833        269,446
      Cardinal Financial Corporation                       3,800         21,090
      Cascade Bancorp                                     45,084        105,497
      Cathay General Bancorp                              43,500        552,450
      Chemical Financial Corporation                      20,436        465,941
      City Bank                                           51,215        161,327
      City Holding Company                                 4,800        123,408
      CoBiz Financial, Inc.                               36,918        175,360
      Colonial Bancgroup, Inc. (The)                     108,955         86,074
      Community Bank System, Inc.                         37,900        680,305
      CVB Financial Corporation                           56,035        503,755
      East West Bancorp, Inc.                             66,847        634,378
      First Busey Corporation                             29,089        254,529
      First Commonwealth Financial Corporation            42,508        407,652
      First Financial Bancorporation                      27,169        220,612
      First Financial Bankshares, Inc.                    17,450        774,605
      First Regional Bancorp (a)                           1,054          3,373
      First South Bancorp, Inc.                            2,990         24,548
      Frontier Financial Corporation                      63,534        112,455
      German American Bancorp, Inc.                           70            777
      Glacier Bancorp, Inc.                               43,600        669,260
      Great Southern Bancorp, Inc.                        14,169        150,191
      Green Bankshares, Inc. (a)                          29,134        288,135
      Guaranty Bancorp (a)                                22,054         33,522
      Hanmi Financial Corporation                         76,813        146,713
      Heritage Commerce Corporation                        2,600         18,746
      Horizon Financial Corporation                          100            245
      MainSource Financial Group, Inc.                    23,841        232,927
      Merchants Bancshares, Inc.                             100          1,955
      Midwest Bank Holdings, Inc.                          5,300          6,201
      Old National Bancorp                                51,294        652,973
      Old Second Bancorp, Inc.                            36,375        325,192
      Pacific Capital Bancorp                             55,057        584,155
      PacWest Bancorp                                     28,200        476,862
      Park National Corporation                           12,427        674,165
      Popular, Inc.                                      192,737        528,099
      PrivateBancorp, Inc.                                40,437        589,571
      Provident Bankshares Corporation                    96,385        618,792
      S&T Bancorp, Inc.                                   19,292        490,596
      Sandy Spring Bancorp, Inc.                          26,067        368,066
      Seacoast Banking Corporation of Florida             61,361        281,647
      Security Bank Corporation                           32,973         26,378
      Sierra Bancorp                                       3,700         45,325
      Sterling Financial Corporation                      22,300         41,255
      Suffolk Bancorp                                      7,619        232,456
      Towne Bank                                           2,400         50,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 10.6% (CONTINUED)
   COMMERCIAL BANKS - 3.6% (CONTINUED)
      UCBH Holdings, Inc.                                201,446   $    469,369
      Umpqua Holdings Corporation                         55,296        541,901
      United Bankshares, Inc.                              4,600         96,554
      United Community Banks, Inc.                       102,295        526,819
      United Security Bancshares, Inc.                     1,545         12,702
      W Holding Company, Inc.                              6,498         72,778
      Westamerica Bancorporation                          12,900        551,217
      Western Alliance Bancorp (a)                        27,165        206,726
      Whitney Holding Corporation                          9,800        127,302
      Wilmington Trust Corporation                         6,500         88,985
      Wilshire Bancorp, Inc.                              16,200        111,132
      Wintrust Financial Corporation                      31,000        414,470
      Zions Bancorporation                                 6,000         89,520
                                                                   ------------
                                                                     16,999,848
                                                                   ------------
   CONSUMER FINANCE - 0.4%
      AmeriCredit Corporation (a)                         91,751        432,147
      CompuCredit Corporation (a)                         34,225        109,520
      First Marblehead Corporation (The) (a)              54,155         62,278
      Nelnet, Inc. - Class A                              42,659        589,548
      World Acceptance Corporation (a)                    24,400        467,260
                                                                   ------------
                                                                      1,660,753
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 0.7%
      Asset Acceptance Capital Corporation (a)            54,950        230,241
      Asta Funding, Inc.                                   2,300          4,094
      CIT Group, Inc.                                    231,500        645,885
      Encore Capital Group, Inc. (a)                      28,600        150,436
      Financial Federal Corporation                       27,570        598,820
      Life Partners Holdings, Inc.                         1,718         65,284
      Pico Holdings, Inc. (a)                             31,921        811,432
      Portfolio Recovery Associates, Inc. (a)             20,368        480,481
      Primus Guaranty Ltd. (a)                           126,268        191,927
                                                                   ------------
                                                                      3,178,600
                                                                   ------------
   INSURANCE - 1.5%
      Allied World Assurance Company Holdings Ltd.        26,934      1,015,412
      Ambac Financial Group, Inc.                        163,795        186,726
      American Equity Investment Life Holding Company     99,415        665,086
      Aspen Insurance Holdings Ltd.                       40,619        897,680
      Crawford & Company - Class B (a)                     3,962         35,539
      FPIC Insurance Group, Inc. (a)                       3,193        124,304
      Greenlight Capital Re Ltd. - Class A (a)             9,368        113,821
      IPC Holdings Ltd.                                   24,804        636,471
      LandAmerica Financial Group, Inc.                  103,154          5,828
      MBIA, Inc. (a)                                      23,800         91,868
      Protective Life Corporation                         80,019        662,557
      Safety Insurance Group, Inc.                        19,734        691,085
      SeaBright Insurance Holdings, Inc. (a)              30,138        312,531
      Selective Insurance Group, Inc.                     15,900        244,065
      Tower Group, Inc.                                   26,800        671,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 10.6% (CONTINUED)
   INSURANCE - 1.5% (CONTINUED)
      Transatlantic Holdings, Inc.                         7,700   $    247,555
      XL Capital Ltd. - Class A                          112,300        325,670
                                                                   ------------
                                                                      6,928,074
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 2.3%
      Acadia Realty Trust                                 24,539        286,370
      Agree Realty Corporation                            22,803        313,541
      Alesco Financial, Inc.                             132,209         75,359
      American Campus Communities, Inc.                   32,565        695,914
      Anthracite Capital, Inc.                            15,590         26,347
      Arbor Realty Trust, Inc.                            61,977        110,319
      BRE Properties, Inc.                                29,510        749,259
      Capital Trust, Inc.                                 60,342        161,113
      CapLease, Inc.                                      27,964         44,742
      Cousins Properties, Inc.                            67,573        649,377
      Crystal River Capital, Inc.                         38,153         30,522
      Digital Realty Trust, Inc.                          18,800        599,720
      Equity One, Inc.                                    67,945        968,216
      Federal Realty Investment Trust                      2,500        126,575
      First Industrial Realty Trust, Inc.                 19,000        103,360
      Friedman, Billings, Ramsey Group, Inc. (a)          74,866         13,476
      Glimcher Realty Trust                               48,804         90,287
      Home Properties, Inc.                               16,400        588,596
      JER Investors Trust, Inc.                           71,546         62,245
      LTC Properties, Inc.                                40,891        846,035
      Maguire Properties, Inc.                            87,751        182,522
      National Health Investors, Inc.                      6,540        170,367
      Newcastle Investment Corporation                    22,288         11,813
      NorthStar Realty Finance Corporation               131,169        508,936
      Parkway Properties, Inc.                            13,757        205,254
      RAIT Financial Trust                               214,296        370,732
      Ramco-Gershenson Properties Trust                   47,955        235,939
      Rayonier, Inc.                                      14,900        438,656
      Redwood Trust, Inc. (a)                             32,095        407,286
      Resource Capital Corporation                        28,689         88,075
      UDR, Inc.                                           69,860        819,458
      Universal Health Realty Income Trust                12,015        367,659
      Urstadt Biddle Properties, Inc. - Class A            6,240         92,290
      Winthrop Realty Trust                               14,922        151,011
                                                                   ------------
                                                                     10,591,371
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
      Avatar Holdings, Inc. (a)                           15,377        399,033
      Maui Land & Pineapple Company, Inc. (a)              1,662         15,341
                                                                   ------------
                                                                        414,374
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.3%
      Astoria Financial Corporation                       24,360        221,189
      Bank Mutual Corporation                             14,900        131,567
      Corus Bankshares, Inc.                             110,218        122,342
      Downey Financial Corporation                        42,834          1,499
      Federal Agricultural Mortgage Corporation            2,127          7,062

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 10.6% (CONTINUED)
   THRIFTS & MORTGAGE FINANCE - 0.3% (CONTINUED)
      FirstFed Financial Corporation (a)                  23,697   $     20,142
      Flagstar Bancorp, Inc. (a)                          29,396         17,638
      Guaranty Financial Group, Inc. (a)                  62,759         97,904
      Triad Guaranty, Inc. (a)                            21,250          9,562
      TrustCo Bank Corporation                            55,680        373,056
      Washington Federal, Inc.                            34,100        418,748
                                                                   ------------
                                                                      1,420,709
                                                                   ------------
HEALTH CARE - 8.5%
   BIOTECHNOLOGY - 3.6%
      Allos Therapeutics, Inc. (a)                        54,905        429,906
      Alnylam Pharmaceuticals, Inc. (a)                   36,981        779,929
      Arena Pharmaceuticals, Inc. (a)                    185,025        766,004
      Ariad Pharmaceuticals, Inc. (a)                     88,509        147,810
      ArQule, Inc. (a)                                   135,054        533,463
      Array Biopharma, Inc. (a)                          145,231        580,924
      BioMarin Pharmaceutical, Inc. (a)                   35,300        679,878
      BioSante Pharmaceuticals, Inc. (a)                   8,997         14,395
      Celldex Therapeutics, Inc. (a)                         400          2,972
      Cleveland BioLabs, Inc. (a)                         13,437         36,817
      Cougar Biotechnoloy, Inc. (a)                        3,400         99,212
      Cubist Pharmaceuticals, Inc. (a)                    24,838        531,782
      Cytori Therapeutics, Inc. (a)                       44,307        217,990
      Dendreon Corporation (a)                           196,186        661,147
      Enzon Pharmaceuticals, Inc. (a)                     69,822        454,541
      Genomic Health, Inc. (a)                             8,650        185,110
      GenVec, Inc. (a)                                    39,932         15,214
      Geron Corporation (a)                              139,532      1,093,931
      GTx, Inc. (a)                                       51,681        570,558
      Halozyme Therapeutics, Inc. (a)                     52,691        304,027
      Human Genome Sciences, Inc. (a)                    117,124        211,994
      Idera Pharmaceuticals, Inc. (a)                      8,194         57,358
      ImmunoGen, Inc. (a)                                 10,486         43,727
      Incyte Corporation Ltd. (a)                        202,258        592,616
      Indevus Pharmaceuticals, Inc. (a)                   11,085         58,972
      InterMune, Inc. (a)                                 53,769        615,117
      Introgen Therapeutics, Inc. (a)                     99,112          2,181
      Isis Pharmaceuticals, Inc. (a)                      10,800        152,604
      Ligand Pharmaceuticals, Inc. (a)                   187,736        398,000
      MannKind Corporation (a)                            40,754        144,677
      Martek Biosciences Corporation (a)                  18,461        488,294
      Metabolix, Inc. (a)                                 74,465        628,485
      Momenta Pharmaceuticals, Inc. (a)                   44,757        484,718
      Myriad Genetics, Inc. (a)                            2,300        171,511
      Neurocrine Biosciences, Inc. (a)                    91,447        303,604
      Northfield Laboratories, Inc. (a)                  207,951        168,440
      Novavax, Inc. (a)                                    6,000          9,540
      Osiris Therapeutics, Inc. (a)                       18,137        363,647
      Poniard Pharmaceuticals, Inc. (a)                    9,401         22,562
      Progenics Pharmaceuticals, Inc. (a)                 14,271        104,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 8.5% (CONTINUED)
   BIOTECHNOLOGY - 3.6% (CONTINUED)
      Regeneron Pharmaceuticals, Inc. (a)                  7,900   $    138,092
      Repligen Corporation (a)                            27,657        113,117
      Rigel Pharmaceuticals, Inc. (a)                    108,767        760,281
      Sangamo Biosciences, Inc. (a)                       99,780        414,087
      Savient Pharmaceuticals, Inc. (a)                  155,174        859,664
      Synta Pharmaceuticals Corporation (a)               17,251        151,809
      Theravance, Inc. (a)                                37,400        492,932
      Trimeris, Inc. (a)                                  70,100         71,502
      Zymogenetics, Inc. (a)                             144,682        614,899
                                                                   ------------
                                                                     16,744,076
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
      Abaxis, Inc. (a)                                    41,748        660,453
      Align Technology, Inc. (a)                          50,943        401,431
      ArthroCare Corporation (a)                          37,602        251,933
      Cooper Companies, Inc. (The)                        27,684        525,166
      Cyberonics, Inc. (a)                                42,385        652,305
      Datascope Corporation                               17,452        925,567
      DexCom, Inc. (a)                                   115,996        374,667
      Edwards Lifesciences Corporation (a)                16,229        933,005
      Hansen Medical, Inc. (a)                            30,825        139,329
      Hill-Rom Holdings, Inc.                             32,700        460,416
      ICU Medical, Inc. (a)                               16,000        488,160
      IDEXX Laboratories, Inc. (a)                        20,700        678,960
      Insulet Corporation (a)                             63,763        506,278
      Inverness Medical Innovations, Inc. (a)             16,600        406,202
      Kensey Nash Corporation (a)                         20,052        414,475
      Medical Action Industries, Inc. (a)                 30,268        260,305
      Natus Medical, Inc. (a)                             66,005        510,879
      NeuroMetrix, Inc. (a)                               34,086         62,718
      NuVasive, Inc. (a)                                  13,000        485,420
      NxStage Medical, Inc. (a)                            3,637         12,475
      OraSure Technologies, Inc. (a)                      57,499        165,597
      SonoSite, Inc. (a)                                  20,147        382,592
      Stereotaxis, Inc. (a)                               87,326        222,681
      SurModics, Inc. (a)                                 28,620        567,535
                                                                   ------------
                                                                     10,488,549
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 0.9%
      Amedisys, Inc. (a)                                  11,000        453,530
      Bio-Reference Labs, Inc. (a)                         5,500        134,200
      BioScrip, Inc. (a)                                  11,976         20,239
      BMP Sunstone Corporation (a)                        16,188         53,906
      Brookdale Senior Living, Inc.                       11,616         78,989
      Corvel Corporation (a)                               9,366        165,216
      Emergency Medical Services Corporation (a)           7,600        254,752
      LCA-Vision, Inc.                                    61,498        154,975
      MWI Veterinary Supply, Inc. (a)                     16,021        335,319
      Owens & Minor, Inc.                                 10,862        431,982
      PharMerica Corporation (a)                          19,400        318,936
      Psychiatric Solutions, Inc. (a)                     22,914        595,764

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 8.5% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 0.9% (CONTINUED)
      Res-Care, Inc. (a)                                  23,592   $    319,672
      Sunrise Senior Living, Inc. (a)                    302,104        362,525
      VCA Antech, Inc. (a)                                36,300        683,166
                                                                   ------------
                                                                      4,363,171
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 0.2%
      Cerner Corporation (a)                              22,580        761,398
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 0.3%
      AMAG Pharmaceuticals, Inc. (a)                      17,416        613,914
      Dionex Corporation (a)                               3,200        162,048
      Exelixis, Inc. (a)                                  36,794        181,394
      Life Technologies Corporation (a)                    6,900        175,674
      Medivation, Inc. (a)                                18,216        341,550
                                                                   ------------
                                                                      1,474,580
                                                                   ------------
   PHARMACEUTICALS - 1.3%
      Akorn, Inc. (a)                                    128,609        286,798
      Auxilium Pharmaceuticals, Inc. (a)                  14,474        442,325
      Cadence Pharmaceuticals, Inc. (a)                    3,800         27,360
      Columbia Laboratories, Inc. (a)                     29,993         35,992
      Cypress Bioscience, Inc. (a)                       111,440        947,240
      Durect Corporation (a)                              12,900         36,507
      Elite Pharmaceuticals, Inc. (a)                     44,200          3,094
      KV Pharmaceutical Company - Class A (a)             15,910         10,342
      Mylan Laboratories, Inc. (a)                        15,600        176,748
      Pain Therapeutics, Inc. (a)                         86,124        571,863
      POZEN, Inc. (a)                                     88,389        634,633
      Salix Pharmaceuticals Ltd. (a)                     121,575        972,600
      Valeant Pharmaceuticals International (a)           35,168        763,146
      Vivus, Inc. (a)                                    120,163        590,000
      XenoPort, Inc. (a)                                  15,327        400,341
                                                                   ------------
                                                                      5,898,989
                                                                   ------------
INDUSTRIALS - 9.1%
   AEROSPACE & DEFENSE - 0.4%
      American Science & Engineering, Inc.                 8,183        638,274
      Astronics Corporation (a)                            1,800         13,608
      GenCorporation, Inc. (a)                           105,822        306,884
      HEICO Corporation                                   14,600        577,138
      Herley Industries, Inc. (a)                          1,200         13,368
      Innovative Solutions & Support, Inc. (a)               600          1,866
      Taser International, Inc. (a)                       77,929        395,100
                                                                   ------------
                                                                      1,946,238
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.1%
      Dynamex, Inc. (a)                                   13,125        145,425
      Pacer International, Inc.                           46,300        398,180
                                                                   ------------
                                                                        543,605
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 9.1% (CONTINUED)
   AIRLINES - 0.3%
      AirTran Holdings, Inc. (a)                         229,037   $    939,052
      Continental Airlines, Inc. - Class B (a)            13,400        180,498
      UAL Corporation (a)                                 42,200        398,368
                                                                   ------------
                                                                      1,517,918
                                                                   ------------
   BUILDING PRODUCTS - 0.8%
      American Woodmark Corporation                       25,325        381,141
      Builders FirstSource, Inc. (a)                      90,876        111,778
      Griffon Corporation (a)                             75,966        755,862
      Insteel Industries, Inc.                            54,609        420,489
      NCI Building Systems, Inc. (a)                      34,427        399,009
      Simpson Manufacturing Company, Inc.                 26,198        525,794
      Trex Company, Inc. (a)                              34,500        510,255
      Universal Forest Products, Inc.                     25,198        529,158
                                                                   ------------
                                                                      3,633,486
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 0.9%
      AMREP Corporation (a)                                9,854        273,448
      Bowne & Company, Inc.                                6,578         18,418
      Comfort Systems USA, Inc.                           35,325        361,375
      Document Security Systems, Inc. (a)                 21,893         40,283
      Energy Infrastructure Acquisition
         Corporation (a)                                   1,751             53
      EnerNOC, Inc. (a)                                    4,900         51,156
      Fuel Tech, Inc. (a)                                 34,089        341,231
      GeoEye, Inc. (a)                                    22,400        386,400
      Herman Miller, Inc.                                 32,788        360,340
      HNI Corporation                                     39,000        515,190
      InnerWorkings, Inc. (a)                            100,571        332,890
      Mobile Mini, Inc. (a)                               44,365        560,774
      Standard Parking Corporation (a)                    19,400        371,316
      United Stationers, Inc. (a)                         23,400        655,434
                                                                   ------------
                                                                      4,268,308
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.5%
      Insituform Technologies, Inc. - Class A (a)         34,508        647,370
      Perini Corporation (a)                              48,319      1,007,451
      Shaw Group, Inc. (a)                                16,500        458,700
                                                                   ------------
                                                                      2,113,521
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.3%
      A.O. Smith Corporation                              32,327        888,346
      Acuity Brands, Inc.                                 20,300        545,461
      American Superconductor Corporation (a)             46,600        753,988
      Baldor Electric Company                             45,400        636,054
      C&D Technologies, Inc. (a)                          78,943        235,250
      Canadian Solar, Inc. (a)                             9,669         52,793
      China Sunergy Company Ltd. (a)                      13,355         40,065
      Encore Wire Corporation                             28,596        472,120
      Franklin Electric Company, Inc.                     15,939        414,255
      FuelCell Energy, Inc. (a)                          140,428        542,052
      Medis Technologies Ltd. (a)                         63,019         31,510
      Microvision, Inc. (a)                              154,541        247,266

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 9.1% (CONTINUED)
   ELECTRICAL EQUIPMENT - 1.3% (CONTINUED)
      Orion Energy Systems, Inc. (a)                      17,310   $     77,029
      Plug Power, Inc. (a)                                37,479         33,731
      PowerSecure International, Inc. (a)                  5,816         22,857
      Solarfun Power Holdings Company Ltd. - ADR (a)      14,919         73,998
      SunPower Corporation (a)                             8,600        288,616
      Suntech Power Holdings Company Ltd. - ADR (a)       28,500        268,185
      Valence Technology, Inc. (a)                       118,356        205,939
                                                                   ------------
                                                                      5,829,515
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 0.2%
      Otter Tail Corporation                              48,450        982,081
                                                                   ------------
   MACHINERY - 1.9%
      3D Systems Corporation (a)                          20,143        120,858
      Astec Industries, Inc. (a)                          31,000        761,670
      Basin Water, Inc. (a)                               61,621         55,459
      Briggs & Stratton Corporation                       37,686        557,376
      Bucyrus International, Inc. - Class A               32,000        496,000
      China Fire & Security Group, Inc. (a)               21,737        143,899
      CLARCOR, Inc.                                        3,500        106,190
      Columbus McKinnon Corporation (a)                   39,731        505,378
      Flanders Corporation (a)                            21,090         86,047
      Force Protection, Inc. (a)                          36,900        221,769
      Gorman-Rupp Company (The)                           10,000        256,000
      Graco, Inc.                                         25,300        538,131
      Graham Corporation                                  42,680        425,093
      Greenbrier Companies, Inc.                          48,600        269,730
      K-Tron International, Inc. (a)                         700         50,197
      Lindsay Corporation                                  6,400        166,400
      Middleby Corporation (The) (a)                      23,717        549,286
      Mueller Water Products, Inc.                        93,100        630,287
      Nordson Corporation                                 20,900        631,389
      Pentair, Inc.                                        9,000        205,830
      Tecumseh Products Company - Class A (a)             41,031        336,454
      Tennant Company                                     24,500        331,730
      Titan Machinery, Inc. (a)                           11,500        116,725
      Toro Company (The)                                  21,409        633,920
      Valmont Industries, Inc.                             7,870        319,365
      Wabash National Corporation                         12,700         35,814
      Watts Water Technologies, Inc. - Class A            23,400        521,352
                                                                   ------------
                                                                      9,072,349
                                                                   ------------
   MARINE - 0.0%
      Alexander & Baldwin, Inc.                            6,100        134,444
                                                                   ------------
   PROFESSIONAL SERVICES - 1.3%
      Administaff, Inc.                                   18,300        385,947
      CDI Corporation                                     46,191        495,167
      COMSYS IT Partners, Inc. (a)                        30,548         61,096
      CoStar Group, Inc. (a)                              20,514        607,625
      Heidrick & Struggles International, Inc.            33,248        505,370

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 9.1% (CONTINUED)
   PROFESSIONAL SERVICES - 1.3% (CONTINUED)
      Huron Consulting Group, Inc. (a)                    11,600   $    579,768
      Kelly Services, Inc. - Class A                      24,831        224,969
      Korn/Ferry International  (a)                        5,200         48,880
      Odyssey Marine Exploration, Inc. (a)               147,782        583,739
      Resources Connection, Inc. (a)                      46,000        665,620
      Robert Half International, Inc.                      7,500        127,125
      School Specialty, Inc. (a)                          31,632        521,928
      TrueBlue, Inc. (a)                                  38,631        328,363
      Watson Wyatt Worldwide, Inc. - Class A              23,000      1,069,500
                                                                   ------------
                                                                      6,205,097
                                                                   ------------
   ROAD & RAIL - 0.6%
      Arkansas Best Corporation                           35,600        832,684
      Hertz Global Holdings, Inc. (a)                    215,960      1,092,758
      Knight Transportation, Inc.                         24,500        326,830
      Werner Enterprises, Inc.                             8,500        127,500
      YRC Worldwide, Inc. (a)                             98,663        284,149
                                                                   ------------
                                                                      2,663,921
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.8%
      Applied Industrial Technologies, Inc.               45,600        720,024
      Beacon Roofing Supply, Inc. (a)                     30,600        389,538
      BlueLinx Holdings, Inc. (a)                          1,200          2,856
      Building Materials Holding Corporation (a)          33,696         15,500
      Houston Wire & Cable Company                        64,027        457,793
      Interline Brands, Inc. (a)                          62,319        498,552
      RSC Holdings, Inc. (a)                              67,500        479,250
      Rush Enterprises, Inc. - Class A (a)                35,273        320,984
      United Rentals, Inc. (a)                            48,711        271,807
      Watsco, Inc.                                        15,948        527,082
                                                                   ------------
                                                                      3,683,386
                                                                   ------------
INFORMATION TECHNOLOGY - 10.4%
   COMMUNICATIONS EQUIPMENT - 1.0%
      Avocent Corporation (a)                             37,600        539,560
      Digi International, Inc. (a)                        22,400        170,240
      EMS Technologies, Inc. (a)                          22,300        535,200
      Extreme Networks, Inc. (a)                          22,900         40,533
      Infinera Corporation (a)                            85,300        585,158
      InterDigital, Inc. (a)                              27,470        888,105
      Ixia (a)                                            40,685        216,444
      Loral Space & Communications, Inc. (a)               4,760         62,880
      ORBCOMM, Inc. (a)                                   95,053        155,887
      ParkerVision, Inc. (a)                               3,034          5,431
      Polycom, Inc. (a)                                   10,600        148,930
      SeaChange International, Inc. (a)                   24,603        145,650
      Starent Networks Corporation (a)                    57,452        844,544
      Telkonet, Inc. (a)                                 156,779         25,085
      UTStarcom, Inc. (a)                                212,497        312,370
                                                                   ------------
                                                                      4,676,017
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.4% (CONTINUED)
   COMPUTERS & PERIPHERALS - 1.8%
      Avid Technology, Inc. (a)                           64,338   $    644,023
      Cray, Inc. (a)                                      28,297         54,330
      Data Domain, Inc. (a)                               31,710        412,864
      Electronics For Imaging, Inc. (a)                   94,371        838,958
      Hutchinson Technology, Inc. (a)                    189,617        601,086
      Hypercom Corporation (a)                            28,000         42,560
      Imation Corporation                                 66,612        648,801
      Immersion Corporation (a)                          108,763        564,480
      Intermec, Inc. (a)                                   2,600         32,292
      Novatel Wireless, Inc. (a)                          70,351        389,745
      Palm, Inc. (a)                                     150,042      1,150,822
      Presstek, Inc. (a)                                  27,136         58,614
      Rackable Systems, Inc. (a)                          52,317        205,606
      SanDisk Corporation (a)                             40,200        459,486
      Seagate Technology                                 153,200        580,628
      STEC, Inc. (a)                                      20,260         90,765
      Stratasys, Inc. (a)                                 45,927        491,878
      Sun Microsystems, Inc. (a)                          62,600        260,416
      Synaptics, Inc. (a)                                 24,300        572,751
      Western Digital Corporation (a)                      7,900        115,972
                                                                   ------------
                                                                      8,216,077
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
      Agilysys, Inc.                                      28,099        100,313
      China Security & Surveillance Technology,
         Inc. (a)                                         73,870        406,285
      Daktronics, Inc.                                    43,300        373,679
      DTS, Inc. (a)                                       32,465        441,524
      Echelon Corporation (a)                             64,664        478,514
      FARO Technologies, Inc. (a)                          9,065        136,156
      Insight Enterprises, Inc. (a)                      128,470        665,475
      Jabil Circuit, Inc.                                113,100        658,242
      L-1 Identity Solutions, Inc. (a)                    27,897        202,253
      Maxwell Technologies, Inc. (a)                      48,950        229,086
      Radisys Corporation (a)                             55,343        261,772
      Research Frontiers, Inc. (a)                        35,301        109,433
      ScanSource, Inc. (a)                                 8,300        155,376
      SYNNEX Corporation (a)                              39,019        598,942
      Universal Display Corporation (a)                   60,252        459,723
      X-Rite, Inc. (a)                                   193,572        257,451
                                                                   ------------
                                                                      5,534,224
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.4%
      Bankrate, Inc. (a)                                  14,280        476,381
      Constant Contact, Inc. (a)                          31,409        479,615
      Equinix, Inc. (a)                                   11,200        597,520
      GSI Commerce, Inc. (a)                              27,700        237,389
      iMergent, Inc.                                      22,654        104,208
      Internet Capital Group, Inc. (a)                    44,767        192,946
      Knot, Inc. (The) (a)                                84,887        584,023
      LoopNet, Inc. (a)                                   60,892        395,798
      Marchex, Inc. - Class B                             53,842        269,748

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.4% (CONTINUED)
   INTERNET SOFTWARE & SERVICES - 1.4% (CONTINUED)
      Omniture, Inc. (a)                                  14,200   $    129,078
      SAVVIS, Inc. (a)                                    54,656        348,705
      SupportSoft, Inc. (a)                               52,569         99,355
      Switch & Data Facilities Company, Inc. (a)          35,235        242,417
      United Online, Inc.                                 63,497        388,602
      Vignette Corporation (a)                            66,914        466,391
      VistaPrint Ltd. (a)                                 34,002        778,646
      Vocus, Inc. (a)                                     20,800        317,408
      WebMD Health Corporation (a)                        22,121        518,516
                                                                   ------------
                                                                      6,626,746
                                                                   ------------
   IT SERVICES - 0.5%
      CSG Systems International, Inc. (a)                 37,417        542,547
      Euronet Worldwide, Inc. (a)                         93,110        935,755
      Heartland Payment Systems, Inc.                        700          6,349
      InfoGROUP, Inc.                                     29,885        110,276
      MAXIMUS, Inc.                                       17,798        661,374
      NeuStar, Inc. - Class A (a)                         18,994        258,698
                                                                   ------------
                                                                      2,514,999
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
      Advanced Micro Devices, Inc. (a)                   349,457        765,311
      Cavium Networks, Inc. (a)                           63,490        577,759
      Cohu, Inc.                                          24,403        243,542
      Cree, Inc. (a)                                      36,759        732,607
      Cymer, Inc. (a)                                     21,161        431,684
      Cypress Semiconductor Corporation (a)              198,341        894,518
      Diodes, Inc. (a)                                    21,606        140,007
      EMCORE Corporation (a)                             146,814        193,794
      Entegris, Inc. (a)                                  44,523         61,887
      FormFactor, Inc. (a)                                12,222        190,174
      International Rectifier Corporation (a)             75,805      1,032,464
      Lam Research Corporation (a)                        31,200        630,552
      LDK Solar Company Ltd. (a)                          30,600        370,260
      Mattson Technology, Inc. (a)                        28,957         28,378
      Microsemi Corporation (a)                           21,125        177,450
      MKS Instruments, Inc. (a)                           60,529        850,432
      MoSys, Inc. (a)                                      3,500          7,280
      Netlogic Microsystems, Inc. (a)                     30,200        640,542
      Novellus Systems, Inc. (a)                          75,401      1,039,780
      Power Integrations, Inc.                            42,240        822,413
      Sigma Designs, Inc. (a)                             41,835        427,554
      Silicon Storage Technology, Inc. (a)                51,076        104,706
      Trident Microsystems, Inc. (a)                      33,964         57,739
      TriQuint Semiconductor, Inc. (a)                   138,081        278,924
                                                                   ------------
                                                                     10,699,757
                                                                   ------------
   SOFTWARE - 2.2%
      Advent Software, Inc. (a)                           31,276        682,755
      Blackboard, Inc. (a)                                25,388        645,109
      Borland Software Corporation (a)                    25,732         15,954
      Callidus Software, Inc. (a)                         27,668         72,490

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.4% (CONTINUED)
   SOFTWARE - 2.2% (CONTINUED)
      Compuware Corporation (a)                           62,000   $    403,000
      FactSet Research Systems, Inc.                      12,800        509,440
      Fair Isaac Corporation                              44,150        560,705
      FalconStor Software, Inc. (a)                       63,317        201,981
      JDA Software Group, Inc. (a)                        55,849        625,509
      Lawson Software, Inc. (a)                          163,100        688,282
      Manhattan Associates, Inc.  (a)                     36,637        562,012
      Midway Games, Inc. (a)                              51,015         12,754
      Net 1 UEPS Technologies, Inc. (a)                   66,803        897,164
      NetSuite, Inc. (a)                                  13,500         94,500
      Quality Systems, Inc.                               13,080        487,622
      Sonic Solutions, Inc. (a)                           73,403         96,158
      SuccessFactors, Inc. (a)                            13,792         92,820
      Symyx Technologies, Inc. (a)                        51,065        245,112
      Taleo Corporation - Class A (a)                     71,330        601,312
      THQ Inc. (a)                                       178,009        703,136
      TiVo, Inc. (a)                                      51,116        367,524
      Tyler Technologies, Inc. (a)                        50,600        637,054
      Ultimate Software Group, Inc. (The) (a)             35,015        482,156
      VMware, Inc. - Class A (a)                          15,400        318,780
                                                                   ------------
                                                                     10,003,329
                                                                   ------------
MATERIALS - 1.2%
   CHEMICALS - 0.4%
      Altair Nanotechnologies, Inc. (a)                  185,965        187,825
      American Vanguard Corporation                       26,583        377,744
      Arch Chemicals, Inc.                                 7,110        159,335
      Celanese Corporation - Series A                     29,100        309,915
      GenTek, Inc. (a)                                     4,088         55,801
      Georgia Gulf Corporation                            32,039         30,117
      H.B. Fuller Company                                 22,000        307,340
      Innospec, Inc.                                      23,319        113,563
      Penford Corporation                                 11,100         96,126
      Zoltek Companies, Inc. (a)                          25,134        177,949
                                                                   ------------
                                                                      1,815,715
                                                                   ------------
   CONSTRUCTION MATERIALS - 0.1%
      Texas Industries, Inc.                               4,200         95,382
      U.S. Concrete, Inc. (a)                             20,540         57,101
      Vulcan Materials Company                             8,000        395,680
                                                                   ------------
                                                                        548,163
                                                                   ------------
   METALS & MINING - 0.4%
      Amcol International Corporation                     15,000        217,350
      Carpenter Technology Corporation                    44,200        729,300
      General Moly, Inc. (a)                              91,483         82,335
      Olympic Steel, Inc.                                 42,608        676,189
                                                                   ------------
                                                                      1,705,174
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.3%
      AbitibiBowater, Inc. (a)                            70,886         53,874
      Louisiana-Pacific Corporation                      290,271        603,764

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 58.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 1.2% (CONTINUED)
   PAPER & FOREST PRODUCTS - 0.3% (CONTINUED)
      MeadWestvaco Corporation                            83,630   $    973,453
      Mercer International, Inc. (a)                      19,611         25,102
                                                                   ------------
                                                                      1,656,193
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
      Alaska Communications Systems Group, Inc.           69,731        582,254
      Cbeyond, Inc. (a)                                   36,229        570,245
      Cincinnati Bell, Inc. (a)                          116,301        161,658
      Cogent Communications Group, Inc. (a)               79,600        529,340
      FairPoint Communications, Inc.                     246,291        672,374
      Global Crossing Ltd. (a)                            10,158         62,370
      Shenandoah Telecommunications Company                8,939        217,933
                                                                   ------------
                                                                      2,796,174
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.1%
      Clearwire Corporation - Class A (a)                 69,057        276,228
                                                                   ------------
UTILITIES - 1.4%
   ELECTRIC UTILITIES - 0.4%
      DPL, Inc.                                            6,900        148,695
      Empire District Electric Company (The)              27,733        492,538
      MGE Energy, Inc.                                    26,169        838,716
      NV Energy, Inc.                                     43,200        463,536
                                                                   ------------
                                                                      1,943,485
                                                                   ------------
   GAS UTILITIES - 0.7%
      Nicor, Inc                                          29,700      1,016,037
      Northwest Natural Gas Company                       18,872        810,364
      ONEOK, Inc.                                         21,795        636,850
      South Jersey Industries, Inc.                       22,900        854,170
                                                                   ------------
                                                                      3,317,421
                                                                   ------------
   MULTI-UTILITIES - 0.2%
      CMS Energy Corporation                              91,200      1,071,600
                                                                   ------------
   WATER UTILITIES - 0.1%
      Consolidated Water Company Ltd.                     21,547        252,100
                                                                   ------------

TOTAL COMMON STOCKS (Proceeds $350,882,525)                        $271,136,754
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 0.1%                              SHARES       VALUE
--------------------------------------------------------------------------------
UltraShort Russell2000 ProShares (Proceeds $244,144)       3,300   $    243,573
                                                                   ------------

TOTAL SECURITIES SOLD SHORT - 58.3% (Proceeds $351,126,669)        $271,380,327
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

See accompanying notes to schedules of investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.1%
   AUTO COMPONENTS - 2.4%
      Exide Technologies (a)                               1,700   $      6,171
      Federal-Mogul Corporation (a)                        2,600         14,976
      Standard Motor Products, Inc.                          900          2,115
      TRW Automotive Holdings Corporation (a)              4,400         13,596
                                                                   ------------
                                                                         36,858
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.7%
      Hillenbrand, Inc.                                      600         11,094
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 0.5%
      International Speedway Corporation - Class A           300          6,984
                                                                   ------------
   HOUSEHOLD DURABLES - 4.1%
      Centex Corporation                                     700          5,957
      Lennar Corporation - Class A                         3,400         26,146
      Tempur-Pedic International, Inc.                     4,300         30,100
                                                                   ------------
                                                                         62,203
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.1%
      ValueVision Media, Inc. (a)                          5,700          1,397
                                                                   ------------
   MEDIA - 1.5%
      Cinemark Holdings, Inc.                              1,400         11,074
      Liberty Media Corporation - Series A (a)             2,100         11,529
                                                                   ------------
                                                                         22,603
                                                                   ------------
   SPECIALTY RETAIL - 1.4%
      A.C. Moore Arts & Crafts, Inc. (a)                     260            439
      New York & Company, Inc. (a)                         2,200          4,356
      Office Depot, Inc. (a)                               3,600          7,776
      OfficeMax, Inc.                                      1,400          7,714
                                                                   ------------
                                                                         20,285
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.4%
      Fuqi International, Inc. (a)                         1,400          6,650
                                                                   ------------
CONSUMER STAPLES - 6.3%
   FOOD & STAPLES RETAILING - 1.8%
      SUPERVALU, Inc.                                      1,200         21,048
      Weis Markets, Inc.                                     200          6,222
                                                                   ------------
                                                                         27,270
                                                                   ------------
   FOOD PRODUCTS - 3.0%
      Darling International, Inc. (a)                      2,200         10,098
      Del Monte Foods Company                              1,900         12,654
      Green Mountain Coffee Roasters, Inc. (a)               600         22,956
                                                                   ------------
                                                                         45,708
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 6.3% (CONTINUED)
   PERSONAL PRODUCTS - 1.5%
      NBTY, Inc. (a)                                         900   $     16,983
      Nutraceutical International Corporation (a)            553          4,833
                                                                   ------------
                                                                         21,816
                                                                   ------------
ENERGY - 8.7%
   ENERGY EQUIPMENT & SERVICES - 1.3%
      Boots & Coots International Well Control,
         Inc. (a)                                          6,200          6,386
      TETRA Technologies, Inc. (a)                         1,100          5,709
      TGC Industries, Inc. (a)                             3,200          7,296
                                                                   ------------
                                                                         19,391
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 7.4%
      Adams Resources & Energy, Inc.                         700         12,320
      Approach Resources, Inc. (a)                         1,005          6,935
      BPZ Resources, Inc. (a)                              1,900         10,944
      Clayton Williams Energy, Inc. (a)                      300         11,940
      CREDO Petroleum Corporation (a)                        840          8,366
      Crosstex Energy, Inc.                                3,300         10,956
      CVR Energy, Inc. (a)                                 1,800          9,198
      RAM Energy Resources, Inc. (a)                       4,800          4,320
      Stone Energy Corporation (a)                           600          5,148
      Venoco, Inc. (a)                                     1,400          4,158
      W&T Offshore, Inc.                                     900         11,313
      Warren Resources, Inc. (a)                           3,700          6,660
      World Fuel Services Corporation                        300         10,131
                                                                   ------------
                                                                        112,389
                                                                   ------------
FINANCIALS - 17.7%
   CAPITAL MARKETS - 1.0%
      GLG Partners, Inc.                                   3,000          6,150
      Investment Technology Group, Inc. (a)                  400          8,672
                                                                   ------------
                                                                         14,822
                                                                   ------------
   COMMERCIAL BANKS - 2.7%
      AMCORE Financial, Inc.                               1,036          1,440
      Banco Latinoamericano de Exportaciones, S.A. -
         Class E                                           1,100         11,539
      Banco Santander, S.A. - ADR                          1,122          8,797
      First Horizon National Corporation                       1              7
      First Security Group, Inc.                           1,604          7,010
      International Bancshares Corporation                   300          5,466
      TriCo Bancshares                                       300          6,042
                                                                   ------------
                                                                         40,301
                                                                   ------------
   CONSUMER FINANCE - 1.2%
      EZCORP, Inc. - Class A (a)                             700          9,499
      Student Loan Corporation (The)                         200          9,388
                                                                   ------------
                                                                         18,887
                                                                   ------------
   INSURANCE - 7.8%
      American Physicians Service Group, Inc.                338          7,098
      Argo Group International Holdings Ltd. (a)             500         15,555
      CNA Surety Corporation (a)                             600          9,930

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 17.7% (CONTINUED)
   INSURANCE - 7.8% (CONTINUED)
      Eastern Insurance Holdings, Inc.                     2,500   $     26,125
      Erie Indemnity Company - Class A                       200          7,090
      Hanover Insurance Group, Inc. (The)                    200          8,084
      Maiden Holdings Ltd.                                 2,300         10,465
      Odyssey Re Holdings Corporation                        100          4,705
      StanCorp Financial Group, Inc.                         206          5,319
      Unitrin, Inc.                                          500          6,380
      Universal Insurance Holdings, Inc.                   4,600         16,652
                                                                   ------------
                                                                        117,403
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 4.2%
      American Land Lease, Inc.                              530          7,261
      Corporate Office Properties Trust                      300          7,914
      Getty Realty Corporation                               500         10,370
      Gladstone Commercial Corporation                       135          1,242
      MFA Financial, Inc.                                  1,900         10,887
      Saul Centers, Inc.                                     300          9,810
      Senior Housing Properties Trust                        500          8,090
      Supertel Hospitality, Inc.                           4,417          7,685
                                                                   ------------
                                                                         63,259
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.8%
      First Defiance Financial Corporation                   184          1,264
      Ocwen Financial Corporation (a)                      1,100          9,790
      Parkvale Financial Corporation                         100          1,227
                                                                   ------------
                                                                         12,281
                                                                   ------------
HEALTH CARE - 11.3%
   BIOTECHNOLOGY - 0.4%
      Emergent BioSolutions, Inc. (a)                        300          6,579
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
      Anika Therapeutics, Inc. (a)                         1,974          8,054
      Home Diagnostics, Inc. (a)                           1,300          9,074
      Kinetic Concepts, Inc. (a)                           1,100         26,510
      ResMed, Inc. (a)                                       200          7,980
      STAAR Surgical Company (a)                           3,901          7,607
      Symmetry Medical, Inc. (a)                           2,200         15,070
      Teleflex, Inc.                                         100          5,318
      Young Innovations, Inc.                                700         10,808
                                                                   ------------
                                                                         90,421
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 4.5%
      CardioNet, Inc. (a)                                    400          9,072
      Genoptix, Inc. (a)                                     241          8,170
      IPC The Hospitalist Company, Inc. (a)                  600         11,484
      Lincare Holdings, Inc. (a)                             300          7,215
      Magellan Health Services, Inc. (a)                     300         10,866
      Skilled Healthcare Group, Inc. - Class A (a)         1,300         10,829
      Universal American Financial Corporation (a)         1,000          9,870
                                                                   ------------
                                                                         67,506
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 11.3% (CONTINUED)
   LIFE SCIENCES TOOLS & SERVICES - 0.4%
      Bio-Imaging Technologies, Inc. (a)                   2,030   $      6,841
                                                                   ------------
INDUSTRIALS - 18.2%
   AEROSPACE & DEFENSE - 2.0%
      BE Aerospace, Inc. (a)                               1,000          9,670
      Cubic Corporation                                      400         10,864
      Triumph Group, Inc.                                    200          9,056
                                                                   ------------
                                                                         29,590
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.4%
      UTI Worldwide, Inc.                                    600          6,576
                                                                   ------------
   AIRLINES - 2.4%
      Copa Holdings, S.A. - Class A                          300          7,872
      Hawaiian Holdings, Inc. (a)                          2,300          9,361
      Republic Airways Holdings, Inc. (a)                  1,400         11,466
      SkyWest, Inc.                                          500          7,825
                                                                   ------------
                                                                         36,524
                                                                   ------------
   BUILDING PRODUCTS - 0.6%
      Armstrong World Industries, Inc. (a)                   500          8,290
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 3.7%
      American Reprographics Company (a)                   2,000         12,160
      ATC Technology Corporation (a)                         800         10,440
      EnergySolutions, Inc.                                1,300          5,837
      Hicks Acquisition Company I, Inc. (a)                1,023          9,514
      North American Galvanizing & Coatings, Inc. (a)        700          2,618
      Sykes Enterprises, Inc. (a)                            500          8,355
      Triplecrown Acquisition Corporation (a)                800          7,408
                                                                   ------------
                                                                         56,332
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.9%
      Orion Marine Group, Inc. (a)                         1,400         13,860
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.8%
      EnerSys, Inc. (a)                                      700          6,377
      General Cable Corporation (a)                          500          8,230
      Polypore International, Inc. (a)                       600          4,152
      Thomas & Betts Corporation (a)                         400          8,556
                                                                   ------------
                                                                         27,315
                                                                   ------------
   MACHINERY - 1.5%
      CIRCOR International, Inc.                             700         15,575
      Hardinge, Inc.                                       1,221          5,311
      L.S. Starrett Company (The)                            100          1,504
                                                                   ------------
                                                                         22,390
                                                                   ------------
   MARINE - 0.6%
      Eagle Bulk Shipping, Inc.                            1,700          9,078
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 18.2% (CONTINUED)
   PROFESSIONAL SERVICES - 2.2%
      GP Strategies Corporation (a)                        2,800   $     10,948
      ICF International, Inc. (a)                            500         11,865
      VSE Corporation                                        351         10,095
                                                                   ------------
                                                                         32,908
                                                                   ------------
   ROAD & RAIL - 1.1%
      AMERCO (a)                                             200          6,150
      Marten Transport Ltd. (a)                              500          8,830
      USA Truck, Inc. (a)                                    129          1,860
                                                                   ------------
                                                                         16,840
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.9%
      DXP Enterprises, Inc. (a)                              700          9,506
      Textainer Group Holdings Ltd.                          400          3,476
                                                                   ------------
                                                                         12,982
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE - 0.1%
      CAI International, Inc. (a)                            800          1,800
                                                                   ------------
INFORMATION TECHNOLOGY - 22.1%
   COMMUNICATIONS EQUIPMENT - 1.2%
      Acme Packet, Inc. (a)                                1,900          8,360
      Tellabs, Inc. (a)                                    2,300          9,499
                                                                   ------------
                                                                         17,859
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.2%
      Avnet, Inc. (a)                                      1,700         33,694
      Brightpoint, Inc. (a)                                2,400         11,232
      Ingram Micro, Inc. - Class A (a)                       500          6,135
      Multi-Fineline Electronix, Inc. (a)                    600         11,118
      Rogers Corporation (a)                                 500         12,250
      Spectrum Control, Inc. (a)                           1,000          7,240
      TESSCO Technologies, Inc. (a)                          700          5,117
      Vishay Intertechnology, Inc. (a)                     2,200          6,512
                                                                   ------------
                                                                         93,298
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 0.5%
      DealerTrack Holdings, Inc. (a)                         749          8,531
                                                                   ------------
   IT SERVICES - 5.3%
      Convergys Corporation (a)                            1,700         12,801
      CyberSource Corporation (a)                             75            895
      Genpact Ltd. (a)                                     1,300         10,647
      iGATE Corporation                                    2,300          9,407
      NCI, Inc. - Class A (a)                                400         12,000
      TeleTech Holdings, Inc. (a)                          1,600         12,944
      TNS, Inc (a)                                         1,697         14,034
      Unisys Corporation (a)                               9,100          6,825
                                                                   ------------
                                                                         79,553
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 22.1% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
      Atmel Corporation (a)                                3,200   $     10,688
      Fairchild Semiconductor International, Inc. (a)      1,400          6,370
      Integrated Device Technology, Inc. (a)               2,300         13,202
      Integrated Silicon Solution, Inc. (a)                2,903          4,935
      Mindspeed Technologies, Inc. (a)                       800            716
      Teradyne, Inc. (a)                                   2,500         12,025
      White Electronic Designs Corporation (a)             3,300         12,837
                                                                   ------------
                                                                         60,773
                                                                   ------------
   SOFTWARE - 4.9%
      ANSYS, Inc. (a)                                        200          4,972
      ArcSight, Inc. (a)                                   1,600         14,864
      Ebix, Inc. (a)                                         500         10,230
      NetScout Systems, Inc. (a)                           1,023         14,547
      Novell, Inc. (a)                                     2,200          8,140
      Parametric Technology Corporation (a)                  800          7,200
      PROS Holdings, Inc. (a)                              1,700         10,217
      SumTotal Systems, Inc. (a)                           1,700          4,284
                                                                   ------------
                                                                         74,454
                                                                   ------------
MATERIALS - 5.9%
   CHEMICALS - 0.9%
      Chemtura Corporation                                 5,400          4,050
      Koppers Holdings, Inc.                                 300          4,860
      OMNOVA Solutions, Inc. (a)                           5,300          4,823
                                                                   ------------
                                                                         13,733
                                                                   ------------
   CONTAINERS & PACKAGING - 0.5%
      AEP Industries, Inc. (a)                               478          6,855
                                                                   ------------
   METALS & MINING - 3.5%
      Schnitzer Steel Industries, Inc. - Class A             500         19,635
      Steel Dynamics, Inc.                                 2,800         29,736
      Sutor Technology Group Ltd. (a)                      2,200          4,136
                                                                   ------------
                                                                         53,507
                                                                   ------------
   PAPER & FOREST PRODUCTS - 1.0%
      P.H. Glatfelter Company                              1,400         12,194
      Verso Paper Corporation                              3,400          2,278
                                                                   ------------
                                                                         14,472
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.9%
   WIRELESS TELECOMMUNICATION SERVICES - 1.9%
      SBA Communications Corporation - Class A (a)           800         15,920
      Syniverse Holdings, Inc. (a)                           900         12,204
                                                                   ------------
                                                                         28,124
                                                                   ------------
UTILITIES - 2.8%
   ELECTRIC UTILITIES - 2.3%
      Central Vermont Public Service Corporation             600         13,560
      El Paso Electric Company (a)                           400          6,616
      IDACORP, Inc.                                          200          5,822
      Westar Energy, Inc.                                    400          8,032
                                                                   ------------
                                                                         34,030
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 106.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 2.8% (CONTINUED)
   WATER UTILITIES - 0.5%
      SJW Corporation                                        300   $      8,067
                                                                   ------------
TOTAL COMMON STOCKS (Cost $2,485,453)                              $  1,600,689
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 106.0% (Cost $2,485,453)              $  1,600,689

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0%)                          (90,543)
                                                                   ------------

NET ASSETS - 100.0%                                                $  1,510,146
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.

See accompanying notes to schedules of investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, all of the inputs used to value the Funds' investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.       FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

                                            TFS Market       TFS Small Cap
                                           Neutral Fund          Fund
                                          --------------    --------------
      Tax cost of portfolio investments
         and securities sold short        $  234,890,369    $    2,485,453
                                          ==============    ==============

      Gross unrealized appreciation       $  108,554,720    $       26,674
      Gross unrealized depreciation         (125,954,235)         (911,438)
                                          --------------    --------------

      Net unrealized depreciation         $  (17,399,515)   $     (884,764)
                                          ==============    ==============

The difference between the federal income tax cost of portfolio investments and securities sold short and the schedule of investment cost for the TFS Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          March 20, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          March 20, 2009
         ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 20, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.